UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Ln.

New York, NY 10038

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Ln.

New York, NY 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini. SEMI-ANNUAL REPORT 2018 DOMINI IMPACT EQUITY FUND5M DOMINI IMPACT INTERNATIONAL EQUITY FUND5 “ DOMINI IMPACT BOND FUND5

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TABLE OF CONTENTS

The Way You Invest Matters
2	Impact Investing: Our Beliefs and Strategies
3	Focus on: Proxy Voting

Fund Performance and Holdings
9	Domini Impact Equity Fund
15	Domini Impact International Equity Fund
25	Domini Impact Bond Fund

42	Expense Example

Financial Statements
44	Domini Impact Equity Fund
44	Domini Impact International Equity Fund
69	Domini Impact Bond Fund

91	Proxy Voting Information

91	Quarterly Portfolio Schedule Information

THE WAY YOU INVEST MATTERS®

Impact Investing: Our Beliefs and Strategies

Domini Impact Investments LLC is a women-led SEC-registered investment adviser that specializes exclusively in responsible investing. We serve individual and institutional investors who wish to create positive social and environmental outcomes while seeking competitive financial returns.

As impact investors, we believe:

•	Investments have systems-level impact on finance, society and the environment. Investors have an ethical obligation to acknowledge these consequences.

•	Investors that strengthen the resilience and integrity of these critical systems create lasting value. Investors that fail to do so cause harm.

•	Long-term investment performance depends upon the above principles.

As a firm, our objectives are:

•	To serve our clients’ financial well-being while preserving and enhancing the environment and society through responsible asset management.

•	To measure and report our financial, societal and environmental impacts.

From our earliest days we have employed three fundamental strategies for creating positive change:

Setting Standards As investors, we participate in capital markets using financial, social and environmental standards in all of our investment decisions. Our tools: Impact Investment Standards

Advocacy

As owners, we engage with issuers, civil society organizations and policy makers to create financial, environmental and societal value.

Our tools: Direct dialogue, shareholder proposals, proxy voting, and public policy

Community Investing

As neighbors, we seek to help build strong, sustainable communities by directing capital to where it is needed most.

Our tools: Fixed-income investments that help increase access to capital, create public goods, and fill capital gaps

Over the next several pages, we focus on just one of the tools listed above: proxy voting. We encourage you to visit www.domini.com to learn more about our other strategies and tools. All of them are covered in detail in our forthcoming 2017 Impact Report, which will be available at domini.com.

THE WAY YOU INVEST MATTERS®

Focus on: Proxy Voting

The annual general meeting of a company is the primary forum where management seeks affirmation of what it’s doing, and provides shareholders with the opportunity to weigh in on important issues. While most shareholders are unable to attend these meetings in person, they have the opportunity to participate in absentia, by way of proxy voting.

Proxy ballots typically contain proposals from company management on issues of corporate governance, including the election of the board of directors, executive compensation, capital structure and auditors. They may also include proposals submitted by other shareholders, which could cover a wide range of issues, including community environmental impact, sustainability reporting, and human rights policies.

When you purchase stock in a corporation, you have the right to vote at the company’s annual meeting. When you own shares in a mutual fund, the fund exercises these rights of ownership on your behalf. Every mutual fund has a fiduciary duty to vote proxies for the stocks in its portfolio in the best interests of its shareholders.

As impact investors, we have always viewed the proxy voting process as a critically important avenue through which we can engage with companies on issues that matter to our shareholders. In 1992, we were among the first fund managers to publish our proxy voting guidelines, which cover more than 100 corporate governance, social, and environmental issues. We believe that corporations can create long-term, broad-based value both for their stockowners and for their other stakeholders if they are transparent, accountable, and adopt democratic governance principles. Our proxy voting guidelines are based on and reflect these core values.

In 1999, we became the first mutual fund manager to publicly disclose our votes, and in 2003 we helped successfully petition the U.S. Securities and Exchange Commission (SEC) to adopt a rule requiring all mutual funds to do so.

During the 2017 calendar year, we voted on 4,130 proposals at 298 corporate meetings. The following tables and charts summarize how we voted.

Domini Funds 2017 Proxy Voting Summary

	Domini Impact Equity Fund	Domini Impact International Equity Fund
Number of Meetings	143	157
Number of Proposals	1,891	2,275
Percentage of Votes Against Management	32%	30%
Percentage of Shareholder Proposals Voted FOR	81%	34%
Percentage of Meetings with at Least 1 Vote Against Management	87%	82%

THE WAY YOU INVEST MATTERS®

Proxy Voting Highlight: Diversity

All corporations have the power to promote equality in the workplace and the marketplace. This year, the #MeToo movement was a pivotal moment in our culture to help catalyze the conversation around harassment in and out of the workplace as well as the importance of representation. In 2017, companies lost executives and faced major lawsuits and fines due to negligence or misconduct related to sexual harassment and discrimination. Companies have a responsibility to protect their employees from sexual harassment and discrimination, and investors should play a role in the conversation.

Domini incorporates diversity into our research as a way to mitigate investor risk while promoting a more equitable workplace. Companies with diverse leadership are more likely to avoid group-think and have the potential to better understand customer needs, anticipate new societal trends and emerging issues, and foster cooperation with their workforce and communities. Having diverse leadership also helps deter discriminatory practices and fosters a culture of tolerance and inclusiveness throughout an organization.

However, as of 2016, only 21.2% of board seats in the S&P 500 were represented by women. In a true meritocracy, a corporate board should look like the markets it serves. We are encouraged by the progress companies have made, but more is needed. Proxy voting is just one way we get our message across.

Highlights of Our Proxy Voting Guidelines on Diversity

•  If the board does not include at least one woman and one person of color, we will oppose the board’s nominees. In addition, if 20% of the board is not represented by either women or persons of color, we will oppose the members of the nominating committee.

•  Shareholders have asked boards to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors, to endorse a policy of board inclusiveness, and to issue reports to shareholders on their efforts to increase diversity on their boards. We will support these resolutions.

•  Shareholders have asked for reports that companies undertake studies to assure that all women and minorities are paid comparably with their counterparts. We will support these resolutions.

•  Shareholders have asked for reports on the implementation of the Equality Principles on Sexual Orientation (example of implementation would be to adopt written prohibition against discrimination in employment based on sexual orientation). We will support these resolutions.

THE WAY YOU INVEST MATTERS®

2017 Director Elections

While Domini votes on a range of proposals to advance greater diversity, we do not just wait for shareholders to raise the issue. We analyze the composition of the board, and vote accordingly. During the 2017 calendar year, for the Domini Impact Equity Fund and the Domini Impact International Equity Fund, we voted against directors at 63 meetings due to insufficient diversity on the board. In Japan, it is so rare to find a female director that we oppose virtually every board.

Votes to Elect Directors

Domini Impact Equity Fund

Domini Impact International Equity Fund

2017 Shareholder Proposals on Diversity

We voted in favor of shareholder proposals to report on the gender, race, and/or ethnicity pay gap at three companies.

We voted in favor of shareholder proposals to prepare employment diversity reports, report on diversity policies and/or annually disclose EEO data at three companies.

THE WAY YOU INVEST MATTERS®

Proxy Voting Highlight: Executive Compensation

We consider the excessive growth of CEO compensation to be a significant concern, particularly in the context of widening income and wealth inequality. We believe that it has been a mistake to view CEO compensation solely through the lens of shareholder value. This perspective has not curbed irresponsible risk-taking or the phenomenal growth of pay packages, and may in fact have encouraged these excesses. We believe that a pay package can be so large as to distort decision-making and isolate a CEO from the rest of the corporation. If CEOs are indeed paid to lead an organization and drive long-term value creation, their pay packages must align their interests with the interests of the corporation as a whole.

Additionally, we have longstanding concerns about the growing disparity between CEO compensation and employee wages. We believe these trends are unsustainable and present serious risks to investors and our economy. Our proxy voting guidelines explicitly lay out our viewpoints on this complex issue.

Highlights of Our Proxy Voting Guidelines on Executive Compensation

•  We support reasonable compensation packages for managers and directors. In general, we do not regard the following as reasonable:

•  Pension plans for outside directors (since they usually benefit from other plans)

•  Gold or silver parachute plans triggered by a takeover

•  Total compensation to chief executive officers exceeding $10,000,000 per year

We will oppose resolutions proposing these or similar compensation schemes. In addition, we will support resolutions calling for companies to review and report on executive compensation.

•  We are strong supporters of “say-on-pay”, now codified in the Dodd-Frank legislation. We support an annual advisory vote on compensation. We will consider voting against members of the compensation committee where a company’s previous say-on-pay proposal received the support of less than 70% of votes cast and appropriate steps were not taken to address executive compensation.

•  Shareholders have asked companies to prepare reports comparing the compensation packages of the average and lowest wage earners to those of top management. We will support these resolutions.

•  Shareholders have asked companies to establish a cap for CEO compensation, tying it to the wage of the lowest-paid workers. We will support these resolutions.

•  We will support shareholder proposals seeking to bar CEOs from serving on compensation committees, and will oppose directors serving on compensation committees that also serve as CEOs of another company.

THE WAY YOU INVEST MATTERS®

2017 Votes on Remuneration Reports & Policies

In 2017, the Domini Impact Equity Fund and the Domini Impact International Equity Fund voted against management in 85 meetings with votes to approve remuneration reports and policies, due to excessive CEO compensation.

Votes to Approve Remuneration Reports & Policies

Domini Impact Equity Fund

Domini Impact International Equity Fund

2017 Votes on CEOs Serving on Compensation Committees

We voted against 57 directors because they were outside CEOs sitting on the board’s compensation committee. Compensation committees must be independent of management to ensure fair and impartial negotiations of pay with individual executives. We are concerned that the inclusion of CEOs on the compensation committee may result in more generous pay packages than what is necessary to attract and retain talent. CEOs who benefit from generous pay may view large compensation packages as necessary to retain and motivate other executives. Perhaps most importantly, because compensation packages are often based on surveys detailing what their peers are earning, CEOs are subject to particularly troublesome conflicts of interest when they serve on compensation committees. It is in their general interest to see their peers’ compensation rise.

Visit www.domini.com to review our Proxy Voting Guidelines and Procedures and each fund’s actual votes.

THE WAY YOU INVEST MATTERS®

The Domini Funds are not insured and are subject to market risks. Investment return, principal value, and yield may fluctuate. An investor’s shares when redeemed may be worth more or less than their original cost. You may lose money.

This report is not authorized for distribution to prospective investors of the Domini Funds referenced herein unless preceded or accompanied by a current prospectus for the relevant Fund. Carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Funds’ prospectus, which may be obtained by calling 1-800-762-6814, or at www.domini.com. Please read the prospectus carefully before investing. The Domini Funds are distributed by DSIL Investment Services LLC (DSILD), Member FINRA. Domini Impact Investments LLC (Domini) is the Funds’ investment manager. The Funds are subadvised by Wellington Management Company LLP. DSILD and Domini are not affiliated with Wellington Management Company LLP. 3/18

DOMINI IMPACT EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2018, about the ten largest holdings of the Domini Impact Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Alphabet Inc Cl A	3.7%	Intl Business Machines Corp	2.7%
Mastercard Inc A	3.0%	Intel Corporation	2.6%
Walgreens Boots Alliance Inc	2.7%	Gilead Sciences Inc	2.6%
Prudential Financial Inc	2.7%	Cummins Inc	2.6%
Apple Inc	2.7%	PepsiCo Inc	2.5%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Impact Equity Fund’s Portfolio of Investments (as of 1/31/18), included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (with- out Sales Charge)[1]	Institutional shares[2]	Class R shares[3]	S&P 500
As of 1/31/18	1 Year	18.91%	13.28%	18.92%	19.31%	19.11%	26.41%
	5 Year	12.69%	11.58%	12.68%	13.10%	13.02%	15.91%
	10 Year	8.26%	7.73%	8.26%	8.26%	8.61%	9.78%
	Since Inception (6/3/91)	8.65%	8.45%	8.65%	8.65%	7.61%	9.93%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses and waivers in effect during the periods shown. Without such waivers, returns would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. The table does not reflect the deduction of this fee which would reduce the quoted returns. Certain fees and expenses also apply to a continued investment in the Fund and are described in the prospectus. See the Fund’s prospectus for further information.

On November 30, 2006, the Fund changed from a passive to active management strategy. Performance prior to November 30, 2006 reflects the former passive investment strategy.

Per the prospectus dated November 30, 2017, the Fund’s annual operating expenses totaled 1.09% (Investor), 1.41% (gross) / 1.12% (net) (Class A), 0.74% (gross/net) (Institutional), 0.80% (Class R). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A and Institutional share expenses to 1.12% and 0.74%, respectively, until November 30, 2018, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to market, sector concentration, style and foreign investing risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing security regulations and accounting standards limited public information possible changes in taxation, and periods of illiquidity. You may lose money.

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged index of common stocks. You cannot invest directly in an index.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but does, where noted, reflect an adjustment for the maximum applicable sales charge of 4.75%.

2Institutional shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

3Class R shares were not offered prior to November 28, 2003. All performance information for the portion of the period prior to November 28, 2003 is the performance of the Investor shares and has not been adjusted to reflect the lower expenses of the Class R shares.

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 99.1%
Consumer Discretionary – 10.5%
Amazon.com Inc (a)	3,726	$5,406,016
Best Buy Co Inc	49,906	3,646,132
Chipotle Mexican Grill Inc (a)	35	11,367
Comcast Corp Cl A	171,324	7,286,410
Gap Inc/The	26,330	875,209
Home Depot Inc/The	218	43,796
InterContinental Hotels Group PLC ADR	79,576	5,337,162
JC Penney Co Inc (a)	1,546	5,736
Kohl’s Corp	212	13,731
L Brands Inc	219	10,970
Lear Corp	22,334	4,313,589
Lowe’s Cos Inc	364	38,122
Marriott International Inc/MD Cl A	64,697	9,532,456
Michael Kors Holdings Ltd (a)	235	15,510
NIKE Inc Cl B	376	25,651
NVR Inc (a)	1,898	6,032,167
Ralph Lauren Corp	90,499	10,344,941
Ross Stores Inc	243,887	20,093,849
Starbucks Corp	414	23,519
TJX Cos Inc/The	205,050	16,469,616
Tapestry Inc	348	16,370
Target Corp	75,008	5,642,102
Walt Disney Co/The	242	26,298

		95,210,719

Consumer Staples – 7.5%
Avon Products Inc (a)	2,873	7,010
Campbell Soup Co	191	8,891
Coca-Cola Co/The	292	13,896
Colgate-Palmolive Co	153	11,359
Costco Wholesale Corp	25,917	5,050,446
Estee Lauder Cos Inc/The Cl A	43,528	5,874,539
General Mills Inc	175	10,236
JM Smucker Co/The	80,407	10,202,844
Kimberly-Clark Corp	141	16,497
Kraft Heinz Co/The	223	17,481
Kroger Co/The	860	26,110
Mondelez International Inc Cl A	265	11,766
PepsiCo Inc	187,358	22,539,167
Procter & Gamble Co/The	155	13,383
Sysco Corp	248	15,592
Walgreens Boots Alliance Inc	326,211	24,550,639

		68,369,856

Energy – 0.4%
Subsea 7 SA ADR	242,706	3,754,662

		3,754,662

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

SECURITY	SHARES	VALUE
Financials – 16.8%
AGNC Investment Corp	109,628	$2,059,910
Aegon NV	131,974	896,103
Aflac Inc	56,287	4,964,513
Allstate Corp/The	97,298	9,610,123
American Express Co	191	18,985
Banco Santander Brasil SA	536,682	6,043,039
Bank of America Corp	623,083	19,938,656
Bank of Nova Scotia/The	57,539	3,825,768
Canadian Imperial Bank of Commerce	62,695	6,208,059
DBS Group Holdings Ltd ADR	106,738	8,571,061
Intercontinental Exchange Inc	195	14,399
Invesco Mortgage Capital Inc	125,474	2,037,698
Lincoln National Corp	128,383	10,630,112
MFA Financial Inc	850,635	6,090,547
MGIC Investment Corp (a)	427,333	6,333,075
Morgan Stanley	292	16,513
ORIX Corp ADR (a)	27,030	2,548,659
PNC Financial Services Group Inc/The	14,576	2,303,300
Park Hotels & Resorts Inc	84,473	2,442,114
Prudential Financial Inc	206,487	24,534,785
Radian Group Inc	289,822	6,396,372
Toronto-Dominion Bank/The	33,821	2,056,655
Two Harbors Investment Corp	295,454	4,357,947
US Bancorp	346	19,770
Unum Group	359,599	19,127,071
Woori Bank ADR (a)	33,536	1,586,924

		152,632,158

Health Care – 14.4%
Align Technology Inc (a)	25,140	6,586,680
Amgen Inc	68,465	12,737,913
Baxter International Inc	89,121	6,419,386
Biogen Inc	42,139	14,656,366
Bristol-Myers Squibb Co	40,861	2,557,899
Celgene Corp (a)	41,337	4,181,651
Gilead Sciences Inc	277,125	23,223,075
Intuitive Surgical Inc	23,129	9,984,095
Merck & Co Inc	289,307	17,141,440
Quest Diagnostics Inc	184,128	19,484,425
Sanofi ADR	205,652	9,034,292
Waters Corp (a)	19,984	4,308,750

		130,315,972

Industrials – 8.3%
3M Co	115	28,808
Air France-KLM ADR (a)	79,867	1,238,897
Applied Industrial Technologies Inc	16,527	1,218,866
Cummins Inc	123,061	23,135,468
Deutsche Lufthansa AG ADR	25,095	895,139

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Herman Miller Inc	88,894	$3,600,207
JetBlue Airways Corp (a)	1,688	35,212
LSC Communications Inc	409	5,595
ManpowerGroup Inc	40,729	5,351,383
PACCAR Inc	257,773	19,219,555
RR Donnelley & Sons Co	569	4,649
Robert Half International Inc	349,761	20,244,167
United Parcel Service Inc Cl B	131	16,679

		74,994,625

Information Technology – 25.4%
Advanced Micro Devices Inc (a)	3,150	43,281
Alphabet Inc Cl A (a)	27,986	33,085,609
Apple Inc	145,398	24,343,987
Applied Materials Inc	107,106	5,744,095
Cisco Systems Inc	504	20,936
Citrix Systems Inc	85,208	7,903,894
DXC Technology Co	30,330	3,019,352
Electronic Arts Inc (a)	73,961	9,390,089
FUJIFILM Holdings Corp ADR (a)	27,239	1,115,437
Facebook Inc Cl A (a)	111,604	20,857,672
First Solar Inc (a)	358	24,047
Intel Corp	483,973	23,298,460
International Business Machines Corp	146,839	24,037,544
Lam Research Corp	86,823	16,628,341
Mastercard Inc Cl A	159,280	26,918,320
Micron Technology Inc (a)	30,979	1,354,402
Microsoft Corp	88,514	8,409,715
Motorola Solutions Inc	201	19,991
PayPal Holdings Inc (a)	108,301	9,240,241
Synopsys Inc (a)	59,071	5,470,565
Total System Services Inc	21,308	1,893,429
Twitter Inc (a)	74,998	1,935,698
VMware Inc Cl A (a)	43,116	5,337,330

		230,092,435

Materials – 4.3%
Alcoa Corp (a)	153,157	7,967,227
Domtar Corp	279,631	14,361,848
Louisiana-Pacific Corp (a)	305,438	9,044,019
Norsk Hydro ASA ADR	117,769	854,414
Nucor Corp	230	15,401
Steel Dynamics Inc	149,249	6,775,905
WestRock Co	256	17,057

		39,035,871

Real Estate – 4.4%
CBRE Group Inc Cl A (a)	408,248	18,652,851
Liberty Property Trust	57,358	2,375,195

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

SECURITY	SHARES	VALUE

Real Estate (Continued)
Mid-America Apartment Communities Inc	80,066	$7,635,894
SBA Communications Corp (a)	54,808	9,563,996
Weingarten Realty Investors	70,548	2,084,693

		40,312,629

Telecommunication Services – 4.0%
AT&T Inc	499,565	18,708,709
BCE Inc	46,667	2,181,682
Rogers Communications Inc Cl B	39,781	1,941,313
Telephone & Data Systems Inc	182,230	4,998,569
Telus Corporation	72,044	2,719,450
Verizon Communications Inc	104,282	5,638,528

		36,188,251

Utilities – 3.1%
Avangrid Inc	130,486	6,357,278
Consolidated Edison Inc	276,632	22,230,147

		28,587,425

Total Investments – 99.1% (Cost $718,026,922) (b)		899,494,603

Other Assets, less liabilities – 0.9%		8,182,444

Net Assets – 100.0%		$907,677,047

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $718,419,516. The aggregate gross unrealized appreciation is $187,507,310 and the aggregate gross unrealized depreciation is $6,432,223, resulting in net unrealized appreciation of $181,075,087.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2018, about the ten largest holdings of the Domini Impact International Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Allianz SE Reg	2.4%	Swisscom AG Reg	2.1%
Vodafone Group plc	2.4%	Central Japan Railway Co	1.8%
Nissan Motor Co Ltd	2.4%	DBS Group Holdings Ltd	1.7%
Sanofi	2.4%	Sandvik AB	1.6%
Kering	2.1%	Aena SME SA	1.4%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Impact International Equity Fund’s Portfolio of Investments (as of 1/31/18), included herein. The composition of the Fund’s portfolio is subject to change.

* Other countries include South Africa (0.9%), Mexico (0.7%), Brazil (0.4%), Panama (0.4%), Austria (0.3%), Hungary (0.3%), United States (0.3%), Italy (0.2%), Finland (0.1%), and Ireland (0.0%).

DOMINI IMPACT INTERNATIONAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (with- out Sales Charge)[1]	Institutional shares[2]	MSCI EAFE (gross)	MSCI EAFE (net)
As of 1/31/18	1 Year	26.79%	20.74%	26.76%	27.30%	28.20%	27.60%
	5 Year	9.97%	8.91%	9.97%	10.43%	8.33%	7.85%
	10 Year	4.13%	3.62%	4.13%	4.13%	3.93%	3.44%
	Since Inception (12/27/06)	3.04%	2.59%	3.04%	3.04%	3.75%	3.46%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses and waivers in effect during the periods shown. Without such waivers, returns would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. The table does not reflect the deduction of this fee which would reduce the quoted returns. Certain fees and expenses also apply to a continued investment in the Fund and are described in the prospectus. See the Fund’s prospectus for further information.

Per the prospectus dated November 30, 2017, the Fund’s annual operating expenses totaled: 1.43% (Investor), 1.50% (gross/net) (Class A), 1.04% (Institutional). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A share expenses to 1.51% until 11/30/18, absent an earlier modification approved by the Fund’s Board of Trustees.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to market, sector concentration, foreign investing and style risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. These risks are magnified in emerging markets.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE) is an unmanaged index of common stocks. It is not available for direct investment. Effective March 31, 2017, the Fund’s performance benchmark changed from the MSCI EAFE (gross) to the MSCI EAFE (net). MSCI EAFE (gross) includes the reinvestment of dividends but reflects no deduction for fees, expenses or taxes. MSCI EAFE (net) includes the reinvestment of dividends net of witholding tax, but does not reflect other fees, expenses or taxes.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

2Institutional shares were not offered prior to November 30, 2012. All performance information for time periods beginning prior to November 30, 2012, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Common Stock – 98.2%
Australia – 4.2%
Bendigo & Adelaide Bank Ltd	Banks	150,658	$1,426,135
BlueScope Steel Ltd	Materials	961,203	11,217,148
Dexus	Real Estate	1,051,983	8,114,940
Flight Centre Travel Group Ltd	Consumer Services	200,858	8,293,106
Fortescue Metals Group Ltd	Materials	3,756,021	14,989,104
Harvey Norman Holdings Ltd	Retailing	689,641	2,516,124
Mirvac Group	Real Estate	6,813,568	12,166,660

			58,723,217

Austria – 0.3%
Raiffeisen Bank International AG (a)	Banks	84,100	3,627,489

			3,627,489

Belgium – 1.8%
Ageas	Insurance	99,517	5,279,606
KBC Group NV	Banks	98,254	9,478,693
UCB SA	Pharma, Biotech & Life Sciences	117,327	10,261,131

			25,019,430

Brazil – 0.4%
Hypera SA	Pharma, Biotech & Life Sciences	225,579	2,588,466
M Dias Branco SA	Food & Beverage	145,992	2,640,068

			5,228,534

China – 2.1%
Alibaba Group Holding Ltd ADR (a)	Software & Services	20,123	4,110,928
Beijing Capital International Airport Co Ltd Cl H	Transportation	943,308	1,430,378
China Vanke Co Ltd Cl H	Real Estate	392,730	1,913,253
Hengan International Group Co Ltd	Household & Personal Products	285,103	2,731,924
Nine Dragons Paper Holdings Ltd	Materials	2,800,252	4,345,185
Ping An Insurance Group Co of China Ltd Cl H	Insurance	628,702	7,405,979
Shimao Property Holdings Ltd	Real Estate	1,227,577	3,643,246
Sino-Ocean Group Holding Ltd	Real Estate	1,861,478	1,537,035
Tingyi Cayman Islands Holding Corp	Food & Beverage	769,283	1,603,195

			28,721,123

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark – 1.6%
H Lundbeck A/S	Pharma, Biotech & Life Sciences	59,015	$3,018,470
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	284,749	15,856,798
Rockwool International A/S Cl B	Capital Goods	3,884	1,088,640
TDC A/S	Telecommunication Services	199,762	1,337,859
William Demant Holding A/S (a)	Health Care Equipment & Services	42,651	1,353,324

			22,655,091

Finland – 0.1%
Valmet OYJ	Capital Goods	64,720	1,457,078

			1,457,078

France – 13.4%
AXA SA	Insurance	408,082	13,466,175
BNP Paribas SA	Banks	97,671	8,094,311
Capgemini SE	Software & Services	77,832	10,366,401
Carrefour SA	Food & Staples Retailing	355	8,494
Cie de Saint-Gobain	Capital Goods	163,086	9,504,857
CNP Assurances	Insurance	202,651	5,211,486
Credit Agricole SA	Banks	228,043	4,313,994
Eiffage SA	Capital Goods	74,756	9,093,714
Eurazeo SA	Diversified Financials	47,282	4,994,494
Eutelsat Communications SA	Media	133,661	2,951,812
Faurecia SA	Automobiles & Components	175,378	15,789,946
Fonciere Des Regions	Real Estate	31,582	3,483,042
Kering SA	Consumer Durables & Apparel	55,859	28,390,887
Peugeot SA	Automobiles & Components	755,153	17,019,104
Sanofi	Pharma, Biotech & Life Sciences	361,452	32,006,644
Schneider Electric SE	Capital Goods	74,160	6,972,100
STMicroelectronics NV.	Semiconductors & Semiconductor Equipment	591,402	14,170,386

			185,837,847

Germany – 7.1%
Allianz SE	Insurance	129,804	32,941,916
Bayerische Motoren Werke AG	Automobiles & Components	116,260	13,324,977
CECONOMY AG	Retailing	516,121	7,465,978
Deutsche Lufthansa AG	Transportation	380,824	13,650,121
Deutsche Post AG	Transportation	81,025	3,840,117
Fraport AG Frankfurt Airport Services Worldwide	Transportation	81,838	9,722,275
Innogy SE	Utilities	185,137	7,081,846
METRO AG (a)	Food & Staples Retailing	73,161	1,596,510
Wacker Chemie AG	Materials	39,312	7,914,711

			97,538,451

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong – 2.1%
CK Asset Holdings Ltd (a)	Real Estate	1,115,592	$10,617,151
Great Eagle Holdings Ltd	Real Estate	95,984	503,761
Hongkong Land Holdings Ltd	Real Estate	281,634	2,028,144
Kerry Properties Ltd	Real Estate	851,179	4,070,101
Wharf Holdings Ltd/The	Real Estate	1,372,526	5,593,179
Wharf Real Estate Investment Co Ltd (a)	Real Estate	266,688	1,842,943
Wheelock & Co Ltd	Real Estate	427,018	3,340,061
Xinyi Glass Holdings Ltd	Automobiles & Components	684,955	1,037,954

			29,033,294

Hungary – 0.3%
Richter Gedeon Nyrt	Pharma, Biotech & Life Sciences	150,532	3,887,113

			3,887,113

Ireland – 0.0%
Irish Bank Resolution Corp Ltd/Old (a)(c)	Banks	138,674	0

			0

Italy – 0.2%
Recordati SpA	Pharma, Biotech & Life Sciences	53,245	2,432,894

			2,432,894

Japan – 23.1%
Aeon Mall Co Ltd	Real Estate	63,985	1,410,118
Alfresa Holdings Corp	Health Care Equipment & Services	56,088	1,365,364
Asahi Glass Co Ltd	Capital Goods	312,258	13,752,295
Brother Industries Ltd	Technology Hardware & Equipment	448,072	11,512,051
Central Japan Railway Co	Transportation	129,561	24,614,857
Coca-Cola Bottlers Japan Holdings Inc	Food & Beverage	42,764	1,515,171
Dai Nippon Printing Co Ltd	Commercial & Professional Services	383,241	8,570,986
Fast Retailing Co Ltd	Retailing	12,752	5,708,365
FUJIFILM Holdings Corp	Technology Hardware & Equipment	112,080	4,320,933
Ibiden Co Ltd	Technology Hardware & Equipment	137,165	2,138,476
K’s Holdings Corp	Retailing	263,460	7,360,137
Kose Corp	Household & Personal Products	42,229	7,293,913
KYORIN Holdings Inc	Pharma, Biotech & Life Sciences	60,597	1,146,226
Matsumotokiyoshi Holdings Co Ltd	Food & Staples Retailing	144,014	5,917,892
Medipal Holdings Corp	Health Care Equipment & Services	261,023	5,095,918
MINEBEA MITSUMI Inc	Capital Goods	486,805	11,080,958
Mitsubishi Estate Co Ltd	Real Estate	170,982	3,289,247
Mitsubishi Gas Chemical Co Inc	Materials	566,503	16,060,182

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Mitsui Fudosan Co Ltd	Real Estate	560,607	$14,766,078
Mixi Inc	Software & Services	121,193	5,352,147
MS&AD Insurance Group Holdings Inc	Insurance	267,005	9,121,880
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	20,324	3,005,989
Nintendo Co Ltd	Software & Services	13,892	6,292,755
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	240,854	9,960,028
Nissan Motor Co Ltd	Automobiles & Components	3,035,284	32,519,988
Nisshin Seifun Group Inc	Food & Beverage	305,100	6,134,076
Nitto Denko Corp	Materials	35,865	3,295,727
Nomura Real Estate Holdings Inc	Real Estate	104,485	2,503,556
NTN Corp	Capital Goods	5,300	27,339
ORIX Corp	Diversified Financials	815,239	15,272,890
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	154,502	17,023,121
Seino Holdings Co Ltd	Transportation	247,806	4,121,365
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	264,569	3,906,172
TDK Corp	Technology Hardware & Equipment	118,085	10,932,588
THK Co Ltd	Capital Goods	118,248	4,940,787
Tokyo Electron Ltd	Semiconductors & Semiconductor Equipment	22,271	4,201,829
Toppan Printing Co Ltd	Commercial & Professional Services	1,082,717	10,207,673
Toyo Seikan Group Holdings Ltd	Materials	348,727	5,653,802
Yamada Denki Co Ltd	Retailing	1,136,880	6,751,908
Yamazaki Baking Co Ltd	Food & Beverage	255,674	5,044,940
Zeon Corp	Materials	383,158	5,783,426

			318,973,153

Mexico – 0.7%
Arca Continental SAB de CV	Food & Beverage	246,650	1,797,740
Gruma SAB de CV Cl B	Food & Beverage	98,551	1,180,427
Grupo Financiero Banorte SAB de CV	Banks	961,201	6,166,254

			9,144,421

Netherlands – 4.5%
ABN AMRO Group NV	Banks	493,262	16,752,443
Aegon NV	Insurance	1,091,680	7,485,226
ASR Nederland NV	Insurance	73,814	3,235,159
ING Groep NV	Banks	603,558	11,891,113
Koninklijke Philips NV	Health Care Equipment & Services	174,303	7,128,584

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Netherlands (Continued)
NN Group NV	Insurance	335,786	$15,890,858

			62,383,383

Norway – 1.3%
Orkla ASA	Food & Beverage	433,255	4,527,683
Storebrand ASA	Insurance	282,844	2,542,605
Subsea 7 SA	Energy	678,542	10,613,959

			17,684,247

Panama – 0.4%
Copa Holdings SA Cl A	Transportation	41,832	5,786,621

			5,786,621

Singapore – 2.8%
DBS Group Holdings Ltd	Banks	1,145,946	23,046,079
Oversea-Chinese Banking Corp Ltd	Banks	1,401,618	13,807,832
United Overseas Bank Ltd	Banks	102,936	2,152,842

			39,006,753

South Africa – 0.9%
Investec Ltd	Diversified Financials	205,133	1,605,130
Mondi Ltd	Materials	163,324	4,351,409
Mr Price Group Ltd	Retailing	293,063	7,054,995

			13,011,534

South Korea – 1.3%
BNK Financial Group Inc	Banks	210,895	2,091,403
Industrial Bank of Korea (a)	Banks	361,876	5,638,669
LG Corp	Capital Goods	8,678	723,752
LG Display Co Ltd	Technology Hardware & Equipment	61,437	1,845,412
LG Electronics Inc	Consumer Durables & Apparel	6,700	642,702
LG Uplus Corp	Telecommunication Services	395,972	5,300,316
Woori Bank	Banks	122,926	1,938,089

			18,180,343

Spain – 2.1%
Aena SME SA	Transportation	89,232	19,496,395
Banco Santander SA	Banks	104,703	779,970
CaixaBank SA	Banks	845,304	4,575,097
Enagas SA	Energy	78,782	2,153,384
Mapfre SA	Insurance	383,838	1,367,586

			28,372,432

Sweden – 4.8%
Alfa Laval AB	Capital Goods	120,390	3,169,830
Castellum AB	Real Estate	82,279	1,423,301
Electrolux AB Cl B	Consumer Durables & Apparel	297,214	10,534,079
Essity AB Cl B (a)	Household & Personal Products	97,230	2,922,008
Holmen AB Cl B	Materials	57,261	3,026,244

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Sweden (Continued)
ICA Gruppen AB	Food & Staples Retailing	57,463	$2,252,187
Industrivarden AB Cl C	Diversified Financials	190,791	5,099,191
Investor AB Cl B	Diversified Financials	28,152	1,381,122
Millicom International Cellular SA	Telecommunication Services	32,206	2,408,941
Oriflame Holding AG	Household & Personal Products	52,629	2,364,585
Sandvik AB	Capital Goods	1,091,854	21,564,510
Svenska Cellulosa AB SCA Cl B	Materials	957,736	9,942,554

			66,088,552

Switzerland – 8.0%
ABB Ltd	Capital Goods	324,198	9,047,474
Adecco Group AG	Commercial & Professional Services	147,690	12,167,107
Baloise Holding AG	Insurance	80,941	13,258,520
Chocoladefabriken Lindt & Spruengli AG	Food & Beverage	1,157	7,256,142
Lonza Group AG	Pharma, Biotech & Life Sciences	17,251	4,798,888
OC Oerlikon Corp AG	Capital Goods	514,207	9,185,952
Sika AG	Materials	580	5,030,641
Swiss Life Holding AG	Insurance	40,411	15,193,006
Swisscom AG	Telecommunication Services	51,001	27,885,570
Temenos Group AG	Software & Services	51,415	7,114,161

			110,937,461

Taiwan – 1.1%
Asustek Computer Inc	Technology Hardware & Equipment	209,808	2,020,947
Epistar Corp (a)	Semiconductors & Semiconductor Equipment	3,252,340	5,733,492
Nanya Technology Corp	Semiconductors & Semiconductor Equipment	1,371,984	3,723,973
Wistron Corp	Technology Hardware & Equipment	5,113,556	4,290,773

			15,769,185

Turkey – 1.7%
BIM Birlesik Magazalar AS	Food & Staples Retailing	177,016	3,533,495
Turkiye Garanti Bankasi AS	Banks	1,361,374	4,447,086
Turkiye Is Bankasi AS	Banks	1,668,836	3,570,837
Turkiye Vakiflar Bankasi TAO	Banks	3,443,022	6,884,428
Yapi ve Kredi Bankasi AS (a)	Banks	4,607,848	5,709,870

			24,145,716

United Kingdom – 11.6%
3i Group PLC	Diversified Financials	1,126,535	14,919,288
Barratt Developments PLC	Consumer Durables & Apparel	1,008,636	8,391,531

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
Berkeley Group Holdings PLC	Consumer Durables & Apparel	35,264	$1,988,648
Burberry Group PLC	Consumer Durables & Apparel	24,337	546,642
Coca-Cola HBC AG	Food & Beverage	331,990	11,170,642
DS Smith PLC	Materials	167,590	1,199,662
Hays PLC	Commercial & Professional Services	1,486,209	4,273,232
InterContinental Hotels Group PLC	Consumer Services	178,806	11,982,441
J Sainsbury PLC	Food & Staples Retailing	4,244,620	15,296,018
Next PLC	Retailing	127,895	9,249,079
Persimmon PLC	Consumer Durables & Apparel	144,634	5,146,034
Royal Mail PLC	Transportation	1,277,159	8,522,449
Segro PLC	Real Estate	890,319	7,374,531
Taylor Wimpey PLC	Consumer Durables & Apparel	2,145,941	5,816,418
Unilever PLC	Household & Personal Products	125,059	7,088,845
Vodafone Group PLC	Telecommunication Services	10,312,632	32,925,909
Wm Morrison Supermarkets PLC	Food & Staples Retailing	4,372,896	13,805,021

			159,696,390

United States – 0.3%
Ensco PLC Cl A	Energy	808,867	4,772,315

			4,772,315

Total Investments – 98.2% (Cost $1,122,369,217) (b)			1,358,114,067

Other Assets, less liabilities – 1.8%			24,608,071

Net Assets – 100.0%			$1,382,722,138

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $1,139,516,779. The aggregate gross unrealized appreciation is $229,322,309 and the aggregate gross unrealized depreciation is $10,725,021, resulting in net unrealized appreciation of $218,597,288.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2018, about the percentage of the Domini Impact Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT BOND FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Institutional shares[1]	Bloomberg Barclays U.S. Aggregate Index
As of 1/31/18	1 Year	2.40%	2.71%	2.15%
	5 Year	1.53%	1.77%	2.01%
	10 Year	2.95%	2.95%	3.71%
	Since Inception (6/1/00)	4.13%	4.13%	5.04%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses and waivers in effect during the periods shown. Without such waivers, returns would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% fee on sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. The table does not reflect the deduction of this fee which would reduce the quoted returns. Certain fees and expenses also apply to a continued investment in the Fund and are described in the prospectus. See the Fund’s prospectus for further information.

Per the prospectus dated November 30, 2017, the Fund’s annual operating expenses totaled: 1.10% (gross) / 0.87% (net) (Investor), 0.96% (gross) / 0.56% (net) (Institutional). Domini Impact Investments LLC has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional shares expenses to 0.87% and 0.57% respectively, of the average daily net assets per annum of each class until 11/30/18, absent an earlier modification approved by the Fund’s Board of Trustees.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to credit, interest rate, liquidity, and market risks. During periods of rising interest rates, the Fund can lose value. Some of the Fund’s community development investments may be unrated and may carry greater credit risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations). TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s results.

The reduction of withdrawal of historical financial market support activities by the U.S. government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity and interest rate risks which could adversely affect the Fund’s returns.

The Bloomberg Barclays U.S. Aggregate Index is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

1Institutional shares were not offered prior to November 30, 2011. All performance information for time periods beginning prior to November 30, 2011, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Mortgage Backed Securities – 56.7%
Agency Collateralized Mortgage Obligations – 2.0%
Fannie Mae Connecticut Avenue Securities
5.111%, VR, 7/25/2029	$120,000	$130,962
5.911%, VR, 5/25/2029	235,000	263,127
FHMS KBF1 A, 1.954%, VR, 7/25/2024	748,000	750,852
FHR 3877 LM, 3.500%, 6/15/2026	780,000	800,151
FNA 2017 M10 AV2, 2.561%, VR, 7/25/2024	740,000	728,234
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	377,523

		3,050,849

Commercial Mortgage Backed Securities – 7.7%
BWAY Mortgage Trust 144A, 2.809%, 3/10/2033 (d)	163,241	162,204
Citigroup Commercial Mortgage, 3.717%, 9/15/2048	384,000	395,692
Commercial Mortgage Trust
3.350%, 2/10/2048	326,000	326,810
3.644%, 12/10/2047	325,000	333,534
144A, 3.424%, 3/10/2031 (d)	640,000	661,309
144A, 3.726%, 3/10/2031 (d)	644,000	670,599
CSAIL Commercial Mortgage Trust
3.505%, 4/15/2050	394,000	401,335
3.808%, 11/15/2048	388,000	401,787
FREMF Mortgage Trust
144A, 3.647%, VR, 9/25/2024 (d)	120,000	118,070
144A, 3.675%, VR, 11/25/2049 (d)	250,000	243,038
144A, 3.675%, VR, 11/25/2049 (d)	90,000	84,060
144A, 3.726%, VR, 10/25/2049 (d)	120,000	118,368
144A, 3.726%, VR, 10/25/2049 (d)	40,000	37,773
144A, 3.835%, VR, 7/25/2049 (d)	224,000	224,502
144A, 3.844%, VR, 8/25/2027 (d)	90,000	89,639
144A, 3.880%, VR, 2/25/2050 (d)	100,000	100,061
144A, 3.944%, VR, 9/25/2049 (d)	85,000	85,470
144A, 3.981%, VR, 3/25/2027 (d)	70,000	70,811
144A, 4.022%, VR, 11/25/2032 (d)	67,000	55,503
144A, 4.073%, VR, 5/25/2027 (d)	155,000	157,501
144A, 3.753%, VR, 11/25/2050 (d)	220,000	217,405
144A, 3.753%, VR, 11/25/2050 (d)	65,000	61,262
144A, 3.972%, VR, 7/25/2049 (d)	175,000	176,039
144A, 4.034%, VR, 7/25/2027 (d)	136,000	137,755
GS Mortgage Securities Trust 144A, 2.260%, VR, 7/15/2032 (d)	395,000	395,789
Hudson Yards 144A, 2.835%, 8/10/2038 (d)	1,000,000	960,759
Madison Avenue Trust 144A, 3.294%, VR, 8/15/2034 (d)	729,000	721,683
Morgan Stanley BAML Trust
3.526%, 12/15/2047	180,167	183,629
3.892%, 6/15/2047	300,000	312,519
4.051%, 4/15/2047	300,000	314,222
4.082%, VR, 7/15/2046	150,000	157,760
4.259%, VR, 10/15/2046	300,000	317,798

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Commercial Mortgage Backed Securities (Continued)
Morgan Stanley Capital I Trust 144A, 2.260%, VR, 11/15/2034 (d)	$531,000	$532,231
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (d)	806,000	838,594
One Market Plaza Trust 144A, 3.614%, 2/10/2032 (d)	710,000	720,355
Park Avenue Trust 144A, 3.508%, 6/5/2037 (d)	712,000	716,714
Wells Fargo Commercial Mortgage, 3.718%, 12/15/2048	318,000	328,061

		11,830,641

Federal Home Loan Mortgage Corporation – 8.3%
849167, 2.888%, VR, 10/1/2043 (c)	334,313	335,527
A12413, 5.000%, 8/1/2033 (c)	26,227	28,273
A37619, 4.500%, 9/1/2035 (c)	195,837	207,214
A87874, 4.000%, 8/1/2039 (c)	74,194	77,364
A89148, 4.000%, 10/1/2039 (c)	114,353	118,725
A89384, 4.000%, 10/1/2039 (c)	144,564	150,091
A89729, 4.000%, 11/1/2039 (c)	67,356	69,921
A93101, 5.000%, 7/1/2040 (c)	108,110	116,761
A93996, 4.500%, 9/1/2040 (c)	54,483	57,649
A94362, 4.000%, 10/1/2040 (c)	177,742	185,806
A94742, 4.000%, 11/1/2040 (c)	29,458	30,759
A95084, 4.000%, 11/1/2040 (c)	24,831	25,779
A95085, 4.000%, 11/1/2040 (c)	226,082	234,716
A95796, 4.000%, 12/1/2040 (c)	105,910	109,955
A97047, 4.500%, 2/1/2041 (c)	111,648	118,366
FHR 3806 L, 3.500%, 2/15/2026	847,000	864,850
FHR 3800 CB, 3.500%, 2/15/2026	383,000	393,141
FHR 3768 CB, 3.500%, 12/15/2025	343,000	351,903
G01779, 5.000%, 4/1/2035 (c)	34,544	37,354
G01828, 4.500%, 4/1/2035 (c)	159,858	169,218
G01837, 5.000%, 7/1/2035 (c)	224,630	242,886
G01838, 5.000%, 7/1/2035 (c)	39,277	42,455
G02424, 5.500%, 12/1/2036 (c)	154,142	169,585
G04997, 5.000%, 1/1/2037 (c)	136,286	146,816
G05052, 5.000%, 10/1/2033 (c)	14,457	15,665
G06079, 6.000%, 7/1/2039 (c)	141,352	158,858
G06990, 5.500%, 8/1/2040 (c)	209,964	230,360
G08347, 4.500%, 6/1/2039 (c)	344,968	364,899
G08499, 3.000%, 7/1/2042 (c)	84,880	83,676
G08741, 3.000%, 1/1/2047	750,056	735,734
G14599, 2.500%, 11/1/2027 (c)	222,003	220,205
G30614, 3.500%, 12/1/2032 (c)	335,077	343,354
J17791, 3.000%, 1/1/2027 (c)	318,305	320,135
J20118, 2.500%, 8/1/2027 (c)	79,161	78,514
Q00291, 5.000%, 4/1/2041 (c)	96,271	104,518
Q01807, 4.500%, 7/1/2036 (c)	176,579	186,924
Q06160, 4.000%, 2/1/2037 (c)	68,441	70,791
Q17103, 4.000%, 6/1/2041 (c)	13,982	14,463
Q33602, 3.000%, 5/1/2045 (c)	630,817	619,105

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
Z40004, 6.000%, 8/1/2036 (c)	$23,160	$25,950
FHLMC TBA 30 Yr, 3.500%, 2/13/2048 (b)	3,000,000	3,029,297
FHLMC TBA 30 Yr, 4.000%, 2/13/2048 (b)	1,800,000	1,860,290

		12,747,852

Federal National Mortgage Association – 31.1%
190370, 6.000%, 6/1/2036 (c)	106,698	120,283
469683, 3.540%, 11/1/2021 (c)	718,471	738,872
469829, 2.720%, 12/1/2018 (c)	1,607,242	1,611,758
469879, 3.220%, 12/1/2021 (c)	984,357	1,001,580
471478, 2.610%, 8/1/2022 (c)	1,349,043	1,341,322
745044, 4.500%, 8/1/2035 (c)	47,082	49,915
745327, 6.000%, 3/1/2036 (c)	302,398	341,951
889529, 6.000%, 3/1/2038 (c)	50,629	57,013
890248, 6.000%, 8/1/2037 (c)	27,301	30,930
930672, 4.500%, 3/1/2039 (c)	172,319	184,373
932441, 4.000%, 1/1/2040 (c)	538,163	559,118
995082, 5.500%, 8/1/2037 (c)	96,038	105,794
995243, 4.500%, 8/1/2038 (c)	126,135	133,701
AA9846, 4.000%, 8/1/2039 (c)	78,280	81,328
AB1343, 4.500%, 8/1/2040 (c)	160,512	171,829
AB1763, 4.000%, 11/1/2030 (c)	32,068	33,383
AB4168, 3.500%, 1/1/2032 (c)	290,910	297,625
AB6472, 2.000%, 10/1/2027 (c)	286,706	279,622
AC1877, 4.500%, 9/1/2039 (c)	71,773	76,312
AC2817, 4.000%, 10/1/2039 (c)	43,667	45,354
AC5401, 5.000%, 10/1/2039 (c)	7,551	8,156
AC9564, 4.500%, 2/1/2040 (c)	68,001	72,643
AD1649, 4.000%, 3/1/2040 (c)	79,673	82,745
AD8033, 4.000%, 8/1/2040 (c)	27,207	28,256
AE0215, 4.000%, 12/1/2039 (c)	67,685	70,297
AE0216, 4.000%, 8/1/2040 (c)	153,827	159,757
AE0624, 4.000%, 11/1/2040 (c)	66,163	68,927
AE0625, 4.000%, 12/1/2040 (c)	91,854	96,341
AE4113, 4.000%, 10/1/2040 (c)	52,211	54,422
AE4192, 4.000%, 10/1/2040 (c)	242,872	253,815
AE5143, 4.000%, 11/1/2040 (c)	38,687	40,276
AI7951, 4.500%, 8/1/2036 (c)	65,403	69,335
AJ5974, 4.000%, 12/1/2036 (c)	51,069	53,152
AL0005, 4.500%, 1/1/2041 (c)	61,822	65,687
AL0049, 6.000%, 12/1/2035 (c)	53,666	60,701
AL1627, 4.500%, 9/1/2041 (c)	121,279	128,747
AM3278, 2.850%, 5/1/2023 (c)	700,812	701,791
AM4796, 3.300%, 12/1/2023 (c)	736,331	751,576
AM5146, 3.470%, 1/1/2024 (c)	554,478	570,656
AM5197, 4.200%, 1/1/2030 (c)	1,164,886	1,248,326
AM6266, 3.580%, 7/1/2030 (c)	962,846	974,975
AM7507, 3.080%, 12/1/2024 (c)	1,042,278	1,052,138

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Federal National Mortgage Association (Continued)
AM7598, 3.070%, 12/1/2024 (c)	$1,386,187	$1,398,492
AM7812, 3.100%, 1/1/2027	467,058	469,088
AM7903, 3.380%, 1/1/2027 (c)	668,558	684,432
AM8148, 2.680%, 3/1/2027 (c)	1,000,000	972,978
AM8659, 2.880%, 4/1/2031 (c)	1,254,109	1,202,076
AM9154, 3.180%, 6/1/2030 (c)	1,052,625	1,047,144
AM9239, 3.030%, 6/1/2025 (c)	967,066	971,841
AN1410, 3.010%, 5/1/2028	464,002	460,470
AN1767, 2.980%, 6/1/2031 (c)	973,157	946,701
AN1840, 2.450%, 6/1/2026 (c)	1,484,781	1,430,907
AN2787, 2.600%, 9/1/2028 (c)	1,150,000	1,100,694
AN2791, 2.440%, 9/1/2026 (c)	1,121,550	1,079,218
AN4301, 3.150%, 1/1/2027 (c)	2,109,700	2,122,721
AN5557, 2.900%, 5/1/2027	1,484,406	1,465,903
AN6744, 2.940%, 9/1/2027	1,500,000	1,480,510
AN7300, 3.290%, 11/1/2027	1,234,969	1,252,637
AN7540, 2.910%, 11/1/2027	1,500,000	1,476,814
AP9592, 3.500%, 10/1/2032 (c)	229,232	232,189
AR1524, 2.000%, 1/1/2028 (c)	231,611	224,743
AR9198, 3.000%, 3/1/2043 (c)	748,618	738,108
AS3608, 2.500%, 12/1/2043 (c)	360,514	341,752
AS8449, 2.500%, 12/1/2031	41,134	40,552
AW4685, 2.655%, VR, 5/1/2044 (c)	141,746	142,729
AY3370, 2.500%, 4/1/2045	270,372	255,297
BC1171, 3.500%, 6/1/2046 (c)	2,208,401	2,232,141
BE1416, 2.500%, 11/1/2031	201,774	198,919
BE4435, 3.000%, 11/1/2046	2,398,956	2,354,854
BE8063, 3.000%, 12/1/2046	788,614	774,109
MA0639, 4.000%, 2/1/2041 (c)	126,971	131,833
MA0919, 3.500%, 12/1/2031 (c)	17,065	17,459
MA0949, 3.500%, 1/1/2032 (c)	167,002	170,852
MA1630, 4.000%, 10/1/2033 (c)	178,246	186,235
MA1931, 2.500%, 6/1/2024	548,912	547,135
FNMA TBA 15 Yr, 3.000%, 2/16/2033 (b)	2,600,000	2,613,508
FNMA TBA 30 Yr, 3.500%, 2/13/2048 (b)	1,821,000	1,838,214
FNMA TBA 30 Yr, 4.000%, 2/13/2048 (b)	1,300,000	1,342,910

		47,820,947

Government National Mortgage Association – 7.6%
GNMA II TBA 30 Yr, 3.500%, 2/21/2048 (b)	5,300,000	5,396,476
GNMA II TBA 30 Yr, 3.000%, 2/21/2048 (b)	3,300,000	3,267,258
GNMA II TBA 30 Yr, 4.500%, 2/21/2048 (b)	900,000	940,922
GNMA II TBA 30 Yr, 4.000%, 2/21/2048 (b)	2,100,000	2,173,090

		11,777,746

Total Mortgage Backed Securities (Cost $88,655,940)		87,228,035

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Corporate Bonds and Notes – 24.8%
Communications – 2.1%
AT&T Inc
2.206%, VR, 3/11/2019	$350,000	$351,815
3.950%, 1/15/2025	445,000	449,790
4.750%, 5/15/2046	65,000	63,204
CBS Corp, 2.900%, 1/15/2027	400,000	371,233
Charter Communications Operating LLC / Charter Communications Operating Capital senior secured note, 6.484%, 10/23/2045	300,000	351,452
Cox Communications Inc
144A, 3.150%, 8/15/2024 (d)	165,000	161,560
144A, 3.850%, 2/1/2025 (d)	10,000	10,137
144A, 4.800%, 2/1/2035 (d)	200,000	199,974
Gray Television Inc 144A, 5.875%, 7/15/2026 (d)	200,000	206,500
SFR Group SA senior secured note 144A, 7.375%, 5/1/2026 (d)	200,000	197,750
Sprint Communications Inc 144A, 7.000%, 3/1/2020 (d)	375,000	401,250
Verizon Communications Inc, 3.376%, 2/15/2025	424,000	421,028

		3,185,693

Consumer Discretionary – 3.4%
Alibaba Group Holding Ltd, 2.800%, 6/6/2023	200,000	196,281
Amazon.com Inc
4.800%, 12/5/2034	325,000	370,789
144A, 3.875%, 8/22/2037 (d)	200,000	206,678
Aptiv PLC 3.150%, 11/19/2020	240,000	242,375
AutoNation Inc, 5.500%, 2/1/2020	500,000	524,476
Delphi Corp 4.150%, 3/15/2024	401,000	414,751
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (d)	500,000	510,660
Hertz Corp/The 144A, 5.500%, 10/15/2024 (d)	50,000	45,033
Home Depot Inc/The, 5.950%, 4/1/2041	420,000	561,171
Lennar Corp, 4.125%, 1/15/2022	245,000	248,773
Marriott International Inc/MD, 2.875%, 3/1/2021	500,000	499,799
Northeastern University, 5.285%, 3/1/2032	100,000	104,722
O’Reilly Automotive Inc
3.800%, 9/1/2022	155,000	160,923
3.850%, 6/15/2023	550,000	567,714
Toll Brothers Finance Corp, 4.350%, 2/15/2028	600,000	597,000

		5,251,145

Consumer Staples – 0.6%
JM Smucker Co/The, 4.250%, 3/15/2035	380,000	392,930
TreeHouse Foods Inc 144A, 6.000%, 2/15/2024 (d)	530,000	551,863

		944,793

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Financials – 9.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 5/26/2022	$450,000	$452,960
AIA Group Ltd 144A, 4.500%, 3/16/2046 (d)	325,000	352,229
Air Lease Corp, 3.875%, 4/1/2021	450,000	462,074
American Tower Corp, 5.000%, 2/15/2024	362,000	390,650
Aon PLC, 4.750%, 5/15/2045	225,000	243,941
AXA SA subordinated note, 8.600%, 12/15/2030	400,000	570,080
Boston Properties LP, 3.650%, 2/1/2026	430,000	431,060
BPCE SA
2.250%, 1/27/2020	500,000	497,011
144A, 4.875%, 4/1/2026 (d)	500,000	528,144
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	725,000	726,497
Capital One Financial Corp subordinated note
3.750%, 7/28/2026	80,000	78,061
4.200%, 10/29/2025	155,000	157,363
Cooperatieve Rabobank UA, 3.950%, 11/9/2022	375,000	385,305
Credit Agricole SA/London 144A, 4.125%, 1/10/2027 (d)	510,000	525,696
Crown Castle International Corp, 3.700%, 6/15/2026	300,000	293,717
Discover Financial Services, 3.750%, 3/4/2025	325,000	323,923
Duke Realty LP
3.625%, 4/15/2023	200,000	203,127
4.375%, 6/15/2022	250,000	262,700
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000	634,880
Huntington Bancshares Inc/OH, 3.150%, 3/14/2021	425,000	428,625
ING Bank NV 144A, 2.000%, 11/26/2018 (d)	300,000	299,341
Kimco Realty Corp, 3.400%, 11/1/2022	160,000	161,702
Liberty Property LP, 3.250%, 10/1/2026	165,000	160,146
Marsh & McLennan Cos Inc, 3.300%, 3/14/2023	100,000	100,840
Morgan Stanley subordinated note, 3.950%, 4/23/2027	210,000	211,850
National City Corp subordinated note, 6.875%, 5/15/2019	275,000	289,676
Nuveen Finance LLC 144A, 4.125%, 11/1/2024 (d)	160,000	166,259
Regency Centers LP, 3.750%, 6/15/2024	300,000	300,670
Regions Financial Corp, 3.200%, 2/8/2021	500,000	504,404
Reinsurance Group of America Inc
3.950%, 9/15/2026	250,000	249,152
4.700%, 9/15/2023	164,000	173,935
Santander UK PLC subordinated note 144A, 5.000%, 11/7/2023 (d)	650,000	686,834
Standard Chartered PLC subordinated note 144A, 5.700%, 3/26/2044 (d)	250,000	293,863
Swedbank AB
144A, 2.200%, 3/4/2020 (d)	650,000	644,439
144A, 2.800%, 3/14/2022 (d)	250,000	248,844
Toronto-Dominion Bank/The, 1.850%, 9/11/2020	500,000	491,051
Total System Services Inc, 3.800%, 4/1/2021	600,000	611,795
Unum Group, 3.000%, 5/15/2021	180,000	179,911
US Bancorp subordinated note, 3.600%, 9/11/2024	493,000	503,666
Ventas Realty LP, 3.500%, 2/1/2025	500,000	497,423

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Financials (Continued)
Voya Financial Inc, 5.650%, VR, 5/15/2053	$130,000	$138,450
Welltower Inc, 5.250%, 1/15/2022	400,000	430,171

		15,292,465

Health Care – 4.4%
Allergan Funding SCS, 3.000%, 3/12/2020	420,000	421,857
Allina Health System, 4.805%, 11/15/2045	660,000	731,214
Biogen Inc, 5.200%, 9/15/2045	400,000	466,424
Boston Medical Center Corp, 4.519%, 7/1/2026	705,000	719,018
Celgene Corp, 3.875%, 8/15/2025	325,000	332,257
Children’s Hospital Corp/The, 4.115%, 1/1/2047	230,000	241,337
City of Hope senior secured note, 5.623%, 11/15/2043	250,000	309,861
Dignity Health
4.500%, 11/1/2042	408,000	397,828
5.267%, 11/1/2064	500,000	525,034
Kaiser Foundation Hospitals
3.150%, 5/1/2027	185,000	181,982
3.500%, 4/1/2022	110,000	111,854
Mayo Clinic, 4.128%, 11/15/2052	165,000	171,786
Memorial Sloan-Kettering Cancer Center
4.125%, 7/1/2052	200,000	206,373
4.200%, 7/1/2055	60,000	62,557
New York and Presbyterian Hospital/The
4.024%, 8/1/2045	365,000	378,973
4.063%, 8/1/2056	250,000	254,579
Ochsner Clinic Foundation, 5.897%, 5/15/2045	400,000	506,832
Orlando Health Obligated Group, 4.416%, 10/1/2044	395,000	391,102
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	276,865

		6,687,733

Industrials – 2.1%
Canadian Pacific Railway Co, 4.500%, 1/15/2022	400,000	420,124
CNH Industrial Capital LLC, 4.875%, 4/1/2021	750,000	788,438
Core & Main LP 144A, 6.125%, 8/15/2025 (d)	45,000	45,563
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	207,550
Mexico City Airport Trust senior secured note 144A, 3.875%, 4/30/2028 (d)	255,000	248,278
Ryder System Inc
2.350%, 2/26/2019	500,000	499,206
2.500%, 5/11/2020	145,000	144,445
SBA Tower Trust 144A, 3.168%, 4/9/2047 (d)	290,000	288,478
United Rentals North America Inc, 4.625%, 7/15/2023	500,000	519,375

		3,161,457

Materials – 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc senior secured note 144A, 4.250%, 9/15/2022 (d)	260,000	262,150
WestRock Co 144A, 3.000%, 9/15/2024 (d)	375,000	366,060

		628,210

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Technology – 1.0%
Broadcom Corp / Broadcom Cayman Finance Ltd 144A, 3.625%, 1/15/2024 (d)	$355,000	$350,693
Microsoft Corp, 3.700%, 8/8/2046	395,000	401,556
Pitney Bowes Inc, 3.625%, 9/15/2020	265,000	265,000
SS&C Technologies Holdings Inc, 5.875%, 7/15/2023	65,000	68,494
Xerox Corp, 5.625%, 12/15/2019	475,000	499,492

		1,585,235

Utilities – 0.9%
Aegea Finance Sarl 144A, 5.750%, 10/10/2024 (d)	370,000	377,400
Consolidated Edison Co of New York Inc, 3.300%, 12/1/2024	500,000	503,824
Greenko Dutch BV senior secured note 144A, 5.250%, 7/24/2024 (d)	545,000	543,978

		1,425,202

Total Corporate Bonds and Notes (Cost $37,543,257)		38,161,933

Municipal Bonds – 10.6%
American Municipal Power Inc, 6.270%, 2/15/2050	490,000	635,604
Bay Area Toll Authority
6.918%, 4/1/2040	125,000	177,760
7.043%, 4/1/2050	325,000	509,750
City of Chicago IL
6.207%, 1/1/2032	250,000	256,218
7.045%, 1/1/2029	155,000	167,749
7.375%, 1/1/2033	135,000	153,908
City of Los Angeles Department of Airports, 3.887%, 5/15/2038	140,000	143,791
Commonwealth Financing Authority, 3.781%, 6/1/2031	500,000	502,765
Commonwealth of Massachusetts, 3.277%, 6/1/2046	130,000	124,216
Cook County Community High School District No 228 Bremen, 5.019%, 12/1/2041 (Insurer: AGM)	435,000	459,373
County of Sacramento CA, 5.730%, VR, 8/15/2023 (Insurer: NATL)	340,000	364,881
County of San Bernardino CA, 6.020%, 8/1/2023 (Insurer: AGM)	315,000	333,941
District of Columbia, 4.125%, 7/1/2027	500,000	505,935
Hillsborough County Aviation Authority, 3.549%, 10/1/2022	190,000	192,155
Indiana Finance Authority, 3.624%, 7/1/2036	235,000	231,543
Inland Valley Development Agency, 5.500%, 3/1/2033 (Insurer: AGM)	70,000	78,229
Lancaster County Hospital Authority/PA
5.000%, 7/1/2024	165,000	184,528
5.000%, 7/1/2025	135,000	150,733
Los Angeles County Public Works Financing Authority, 7.488%, 8/1/2033	540,000	726,143

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
Municipal Bonds (Continued)
Maryland Health & Higher Educational Facilities Authority
3.968%, 7/1/2027	$205,000	$203,586
4.068%, 7/1/2028	240,000	240,218
4.168%, 7/1/2029	40,000	39,608
Massachusetts Development Finance Agency, 4.000%, 10/1/2027	100,000	103,733
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000	504,743
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.053%, 7/1/2026	270,000	281,429
Metropolitan Transportation Authority, 5.000%, 11/15/2038	1,275,000	1,481,409
Michigan Finance Authority
2.057%, 4/1/2018	250,000	249,665
2.267%, 4/1/2019	260,000	256,500
2.491%, 4/1/2020	250,000	243,520
2.741%, 4/1/2021	320,000	308,150
New Jersey Economic Development Authority, 3.882%, 6/15/2019	270,000	273,043
New Jersey Turnpike Authority
7.102%, 1/1/2041	225,000	330,759
7.414%, 1/1/2040	200,000	303,996
New York Transportation Development Corp, 3.473%, 7/1/2028	500,000	466,315
Oregon Health & Science University, 5.000%, 7/1/2045	350,000	396,032
Pennsylvania Industrial Development Authority, 144A, 3.556%, 7/1/2024 (d)	505,000	493,213
Public Finance Authority
144A, 3.000%, 11/15/2022 (d)	360,000	360,965
144A, 3.500%, 11/15/2023 (d)	185,000	186,619
Puerto Rico Commonwealth Government Employees Retirement System, 6.150%, 7/1/2038	825,000	303,188
Shelby County Health Educational & Housing Facilities Board
4.000%, 9/1/2021	250,000	252,823
4.000%, 9/1/2022	250,000	252,498
State of California, 7.625%, 3/1/2040	525,000	816,952
State of Illinois 3.860%, 4/1/2021	215,000	215,832
5.100%, 6/1/2033	335,000	326,672
5.163%, 2/1/2018	25,000	25,000
5.547%, 4/1/2019	325,000	332,712
5.665%, 3/1/2018	70,000	70,187
5.877%, 3/1/2019	425,000	436,764
Washington State Housing Finance Commission, 4.000%, 1/1/2024	700,000	682,415

Total Municipal Bonds (Cost $16,258,141)		16,337,768

U.S. Government Agencies – 9.9%
Fannie Mae Notes, 1.500%, 6/22/2020 (c)	5,328,000	5,238,857
Fannie Mae Notes, 5.625%, 7/15/2037 (c)	5,536,000	7,518,071

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*	Value
U.S. Government Agencies (Continued)
Federal Farm Credit Bank, 2.780%, 11/2/2037	$2,730,000	$2,514,786

Total U.S. Government Agencies (Cost $15,656,927)		15,271,714

Senior Floating Rate Interests – 5.8%
Communications – 1.4%
Charter Communications Operating LLC term loan B, 3.580%, 4/30/2025	295,500	297,670
Mission Broadcasting Inc term loan B, 4.075%, 1/17/2024	25,360	25,529
Nexstar Broadcasting Inc term loan B, 4.075%, 1/17/2024	201,390	202,733
Numericable Group SA term loan B, 4.720%, 1/31/2026	738,801	713,559
Sprint Communications Inc term loan B, 4.125%, 2/2/2024	406,925	408,387
Univision Communications Inc, 4.323%, 3/15/2024	484,269	485,290
Zayo Group LLC, 3.817%, 1/19/2024	100,095	100,858

		2,234,026

Consumer Discretionary – 1.2%
American Builders & Contractors Supply Co Inc term loan B, 4.073%, 10/31/2023	893,250	901,251
Camelot Finance LP, 4.823%, 10/3/2023	138,257	139,640
Crown Holdings Inc. term loan B, 0.000%, 1/3/2025 (e)	100,000	101,295
Harbor Freight Tools USA Inc, 4.073%, 8/19/2023	240,111	241,526
KAR Auction Services Inc term loan B, 4.250%, 3/9/2023	115,734	117,012
On Assignment Inc term loan B, 3.567%, 6/5/2022	322,279	323,084

		1,823,808

Consumer Staples – 0.5%
Coty Inc term loan B, 4.064%, 10/27/2022	201,425	203,183
Diamond BC BV term loan, 4.654%, 9/6/2024	150,000	149,953
Galleria Co term loan B, 4.625%, 9/29/2023	408,975	413,065

		766,201

Financials – 0.9%
DTZ US Borrower LLC term loan, 5.022%, 11/4/2021	487,500	488,457
Nets Holding A/S term loan B, 0.000%, 11/27/2024 (e)	200,000 EUR	250,621
Russell Investments US Institutional Holdco Inc term loan, 5.943%, 6/1/2023	443,250	448,514
USI Inc/NY term loan B, 4.693%, 5/16/2024	174,563	175,617

		1,363,209

Materials – 0.2%
Nexeo Solutions LLC term loan B, 4.943%, 6/9/2023	280,739	284,161

		284,161

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount*		Value
Technology – 1.4%
Almonde Inc term loan B, 4.979%, 6/13/2024	$274,312		$276,241
CDW LLC term loan, 3.700%, 8/17/2023	484,983		488,841
Dell International LLC, 3.580%, 9/7/2023	253,851		255,109
Go Daddy Operating Co LLC term loan B, 3.823%, 2/15/2024	253,451		255,616
MA FinanceCo LLC term loan B, 4.323%, 6/21/2024	30,310		30,433
Maxlinear Inc. term loan B, 4.059%, 5/12/2024	263,118		265,091
ON Semiconductor Corp term loan B, 3.573%, 3/31/2023	176,730		178,154
Seattle Spinco term loan B, 4.323%, 6/21/2024	204,690		205,522
SS&C European Holdings Sarl, 3.823%, 7/8/2022	3,751		3,774
SS&C Technologies Inc, 3.823%, 7/8/2022	238,019		239,656

			2,198,437

Utilities – 0.2%
Techem GmbH term loan B, 0.000%, 10/2/2024 (e)	200,000	EUR	250,571

			250,571

Total Senior Floating Rate Interests (Cost $8,831,265)			8,920,413

Foreign Government & Agency Securities – 1.2%
Province of Ontario Canada, 1.950%, 1/27/2023	1,000,000	CAD	795,215
Province of Quebec Canada, 1.650%, 3/3/2022	815,000	CAD	646,679
Queensland Treasury Corporation 144A, 3.000%, 3/22/2024 (d)	500,000	AUD	409,127

Total Foreign Government & Agency Securities (Cost $1,759,238)			1,851,021

Asset Backed Securities – 0.9%
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (d)	500,000		494,795
Carmax Auto Owner Trust
1.900%, 4/15/2022	95,000		93,256
2.160%, 12/15/2021	135,000		133,382
2.200%, 6/15/2022	75,000		73,899
2.560%, 2/15/2022	260,000		259,013
2.580%, 11/16/2020	130,000		130,233
2.700%, 10/16/2023	250,000		247,127
CNH Equipment Trust 2016-C, 1.930%, 3/15/2024	20,000		19,580

Total Asset Backed Securities (Cost $1,465,366)			1,451,285

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value
Certificates of Deposit – 0.3%
Self-Help Credit Union, 1.150%, 9/16/2019	$250,000	$246,456
Self-Help Federal Credit Union, 1.150%, 3/18/2019	250,000	247,985

Total Certificates of Deposit (Cost $500,000)		494,441

Total Long Term Investments (Cost $170,670,134)		169,716,610

Short Term Investments – 3.1%
U.S. Government Agency Obligations – 3.1%
Federal Home Loan Bank Discount Notes, 0.000%, 3/21/2018	3,300,000	3,294,192
Federal Home Loan Bank Discount Notes, 0.000%, 2/16/2018	1,450,000	1,449,220

Total Short Term Investments (Cost $4,743,363)		4,743,412

Total Investments – 113.3% (Cost $175,413,497) (a)		174,460,022

Other Liabilities, less assets – (13.3)%		(20,508,796)

Net Assets – 100.0%		$153,951,226

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) The aggregate cost for book and federal income purposes is $175,502,450. The aggregate gross unrealized appreciation is $1,598,601, and the aggregate gross unrealized depreciation is $2,641,029, resulting in net unrealized depreciation of $1,042,428.

(b) A portion or all of the security was purchased as a when issued or delayed delivery security.

(c) A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.

(d) This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

(e) Represents an unsettled loan contract. The coupon rate will be determined at time of settlement.

TBA — To Be Announced

VR — Variable interest rate. Rate shown is that on January 31, 2018.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2018, the aggregate value of these securities was $19,021,867, representing 12.4% of net assets.

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

At January 31, 2018, the Fund had the following TBA forward sale commitments.

Security Description	Interest Rate	Maturity	Principal Amount	Value	Unrealized Appreciation (Depreciation)
FNMA TBA 30 Yr	3.00%	2/13/2048	$(1,800,000)	$(1,764,352)	$14,273
FHLMC TBA 30 Yr	3.00%	2/13/2048	(1,100,000)	(1,077,997)	8,898

				$(2,842,349)	$23,171

At January 31, 2018, the Fund had the following forward currency contracts outstanding.

Counterparty	Currency	Contract Type	Settlement Date	Value	Unrealized Appreciation (Depreciation)
BNP Parabas SA	AUD	Sell	3/21/2018	$404,001	$(26,575)
Canadian Imperial Bank of Commerce	CAD	Sell	3/21/2018	1,474,519	(66,480)
Citibank N.A.	EUR	Sell	2/28/2018	499,114	(2,362)

				$2,377,634	$(95,417)

At January 31, 2018, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Long Gilt 10 YR (Short)	21	3/27/2018	$3,647,474	$66,875
AUST 10 YR (Short)	19	3/15/2018	1,963,035	24,150
CAN 10 YR (Short)	9	3/20/2018	970,021	7,720

			$3,580,530	$98,745

At January 31, 2018, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Pay Floating rate 3 month USD BBA LIBOR, Fixed rate 2.250%	Morgan Stanley/LCH	9/21/2026	$9,409,000	$9,071,164	$705,692
Pay Floating rate 3 month USD BBA LIBOR, Fixed rate 2.500%	Morgan Stanley/LCH	12/20/2027	6,965,000	6,818,307	250,423
Receive Floating rate 3 month USD BBA LIBOR, Fixed rate 2.500%	Morgan Stanley/LCH	12/20/2027	3,275,000	3,206,024	(112,378)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Receive Floating rate 3 month USD BBA LIBOR, Fixed rate 2.000%	Morgan Stanley/LCH	12/20/2019	$5,220,000	$5,190,759	$(48,632)
Receive Floating rate 3 month USD BBA LIBOR, Fixed rate 2.250%	Morgan Stanley/LCH	12/20/2020	5,230,000	5,200,208	(52,758)
Receive Floating rate 3 month USD BBA LIBOR, Fixed rate 2.250%	Morgan Stanley/LCH	3/21/2028	2,550,000	2,434,432	(73,378)

				$31,920,894	$668,969

At January 31, 2018, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.898%	USA-CPI-U	7/15/2024	$3,758,000	$3,886,620	$128,620
Deutsche Bank AG	2.004%	USA-CPI-U	7/15/2023	4,975,000	5,020,208	44,318
Deutsche Bank AG	2.004%	USA-CPI-U	7/15/2023	2,355,000	2,376,400	20,510

					$11,283,228	$193,448

At January 31, 2018, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount(h)	Value(i)	Unrealized Appreciation (Depreciation)
Sell Protection (g):
CDX-NAIG Series 29, Version 1, 5 Year Index, fixed rate 1.00% (k)	Morgan Stanley/ICE	12/20/2022	$1,595,000	$1,633,427	$(605)
CDX-NAHY Series 29, Version 1, 5 Year Index, fixed rate 5.00% (l)	Morgan Stanley/ICE	12/20/2022	1,839,000	1,992,534	10,641
iTraxx Europe Series 28 Crossover, Version 1, 5 Year Index (EUR), fixed rate 5.00% (m)	Morgan Stanley/ICE	12/20/2022	211,000	293,705	(609)
iTraxx Europe Series 28, Version 1, 5 Year Index (EUR), fixed rate 1.00% (k)	Morgan Stanley/ICE	12/20/2022	625,000	799,844	3,094

				$4,719,510	$12,521

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

ICE — Intercontinental Exchange

LCH — London Clearing House

(g) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(h) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k) Ratings of Moody’s/S&P - Baa1/BBB+

(l) Ratings of Moody’s/S&P - B2/B+

(m) Ratings of Moody’s/S&P - B1/B+

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2017, and held through January 31, 2018.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2017	Ending Account Value as of 1/31/2018	Expenses Paid During Period 8/1/2017 – 1/31/2018
Domini Impact Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,126.00	$5.90[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.55	$5.61[1]
Domini Impact Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,126.50	$6.02[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.54	$5.72[1]
Domini Impact Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,127.80	$3.96[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.48	$3.76[1]
Domini Impact Equity Fund Class R Shares	Actual Expenses	$1,000.00	$1,128.40	$4.30[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.17	$4.08[1]
Domini Impact International Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,105.70	$7.53[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.05	$7.22[2]
Domini Impact International Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,109.60	$7.88[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.74	$7.53[2]
Domini Impact International Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,105.30	$5.45[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.03	$5.23[2]
Domini Impact Bond Fund Investor Shares	Actual Expenses	$1,000.00	$996.90	$4.40[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.80	$4.45[3]
Domini Impact Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$999.30	$2.88[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.32	$2.92[3]

1Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Investor shares, or 1.12% for Class A shares, or 0.74% for Institutional Class, or 0.80% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

2Expenses are equal to the Fund’s annualized expense ratio of 1.42% for Investor shares, or 1.48% for Class A shares, or 1.03% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

3Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Investor Shares, or 0.57% for Institutional Class, multiplied by average account value over the period, multiplied by 184, and divided by 365.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2018 (Unaudited)

	Domini Impact Equity Fund	Domini Impact International Equity Fund
ASSETS
Investments at value (cost $718,026,922, and $1,122,369,217, respectively)	$899,494,603	$1,358,114,067
Cash	9,154,374	26,871,337
Foreign currency, at value (cost $0, and $27,328, respectively)	-	27,801
Receivable for securities sold	-	69,393,924
Receivable for capital shares	149,202	5,544,843
Dividend receivable	743,422	1,405,842
Tax reclaim receivable	492	729,877

Total assets	909,542,093	1,462,087,691

LIABILITIES
Payable for securities purchased	-	75,251,486
Payable for capital shares	766,562	1,588,776
Management/Sponsorship fee payable	528,934	1,010,150
Distribution fee payable	153,427	224,317
Other accrued expenses	407,105	988,584
Foreign tax payable	8,742	302,149
Distribution payable	276	91

Total liabilities	1,865,046	79,365,553

NET ASSETS	$907,677,047	$1,382,722,138

NET ASSETS CONSIST OF
Paid-in capital	$694,088,422	$1,144,506,906
Undistributed net investment income (loss)	604,557	(18,403,930)
Accumulated net realized gain (loss)	31,514,813	20,826,283
Net unrealized appreciation (depreciation)	181,469,255	235,792,879

NET ASSETS	$907,677,047	$1,382,722,138

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2018 (Unaudited)

	Domini Impact Equity Fund	Domini Impact International Equity Fund
NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$725,822,882	$734,636,638

Outstanding shares of beneficial interest	29,283,709	77,571,911

Net asset value and offering price per share*	$24.79	$9.47

Class A Shares
Net assets	$8,210,721	$96,258,948

Outstanding shares of beneficial interest	331,267	9,653,978

Net asset value *	$24.79	$9.97

Maximum offering price per share (net asset value per share / (1-4.75%))	$26.03	$10.47

Institutional shares
Net assets	$151,407,932	$551,826,552

Outstanding shares of beneficial interest	6,108,207	58,423,056

Net asset value and offering price per share*	$24.79	$9.45

Class R shares
Net assets	$22,235,512

Outstanding shares of beneficial interest	897,057

Net asset value and offering price per share*	$24.79

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2018 (Unaudited)

	Domini Impact Equity Fund	Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $89,529, and $723,138, respectively)	$9,797,047	$9,375,719

Investment Income	9,797,047	9,375,719

EXPENSES
Management /Sponsorship fees	3,040,101	5,334,767
Distribution fees – Investor shares	871,062	808,151
Distribution fees – Class A shares	10,587	115,755
Transfer agent fees – Investor shares	335,459	450,918
Transfer agent fees – Class A shares	6,779	55,945
Transfer agent fees – Institutional shares	3,234	3,269
Transfer agent fees – Class R shares	1,105	-
Custody and Accounting fees	91,068	484,825
Miscellaneous	63,125	61,409
Registration fees – Investor shares	12,554	33,467
Registration fees – Class A shares	11,788	15,127
Registration fees – Institutional shares	12,382	87,981
Registration fees – Class R shares	11,868	-
Shareholder Communication fees	38,412	96,191
Shareholder Service fees – Investor shares	27,961	21,643
Shareholder Service fees – Class A shares	431	5,425
Shareholder Service fees – Institutional shares	69	391
Shareholder Service fees – Class R shares	108	-
Trustees fees	20,936	26,169
Professional fees	23,259	41,416

Total expenses	4,582,288	7,642,849
Fees waived and expenses reimbursed	(36,870)	-

Net expenses	4,545,418	7,642,849

NET INVESTMENT INCOME (LOSS)	5,251,629	1,732,870

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	54,523,096	32,279,414
Foreign currency	(9,536)	54,891

Net realized gain (loss)	54,513,560	32,334,305
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	44,916,785	93,399,451
Translation of assets and liabilities in foreign currencies	(124)	882

Net change in unrealized appreciation (depreciation)	44,916,661	93,400,333

NET REALIZED AND UNREALIZED GAIN (LOSS)	99,430,221	125,734,638

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,681,850	$127,467,508

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,251,629	$9,123,816
Net realized gain (loss)	54,513,560	54,924,202
Net change in unrealized appreciation (depreciation)	44,916,661	54,793,548

Net Increase (Decrease) in Net Assets Resulting from Operations	104,681,850	118,841,566

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(1,717,142)	(3,565,551)
Class A shares	(288,416)	(414,948)
Institutional shares	(1,662,796)	(3,170,592)
Class R shares	(978,718)	(2,673,873)
Distributions to shareholders from net realized gain:
Investor shares	(33,672,996)	(10,974,157)
Class A shares	(2,575,641)	(810,823)
Institutional shares	(13,519,410)	(5,617,485)
Class R shares	(8,050,960)	(4,749,954)

Net Decrease in Net Assets from Distributions and/or Dividends	(62,466,079)	(31,977,383)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	21,638,546	47,295,654
Net asset value of shares issued in reinvestment of distributions and dividends	60,601,910	30,817,443
Payments for shares redeemed	(78,476,754)	(216,646,740)
Redemption fees	6	5,397

Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,763,708	(138,528,246)

Total Increase (Decrease) in Net Assets	45,979,479	(51,664,063)
NET ASSETS
Beginning of period	$861,697,568	$913,361,631

End of period	$907,677,047	$861,697,568

Undistributed net investment income (loss)	$604,557	$-

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,732,870	$17,131,054
Net realized gain (loss)	32,334,305	14,169,549
Net change in unrealized appreciation (depreciation)	93,400,333	117,434,428

Net Increase (Decrease) in Net Assets Resulting from Operations	127,467,508	148,735,031

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(14,590,498)	(6,741,209)
Class A shares	(1,929,011)	(956,280)
Institutional shares	(12,876,341)	(4,421,473)
Class R shares	-	-
Distributions to shareholders from net realized gain:
Investor shares	-	-
Class A shares	-	-
Institutional shares	-	-
Class R shares	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(29,395,850)	(12,118,962)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	340,318,249	467,849,480
Net asset value of shares issued in reinvestment of distributions and dividends	19,223,973	8,708,204
Payments for shares redeemed	(139,425,048)	(155,565,756)
Redemption fees	7,101	16,669

Net Increase (Decrease) in Net Assets from Capital Share Transactions	220,124,275	321,008,597

Total Increase (Decrease) in Net Assets	318,195,933	457,624,666
NET ASSETS
Beginning of period	$1,064,526,205	$606,901,539

End of period	$1,382,722,138	$1,064,526,205

Undistributed net investment income (loss)	$(18,403,930)	$9,259,050

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)^		Year Ended July 31,
			2017^		2016^		2015^		2014^		2013^
For a share outstanding for the period:
Net asset value, beginning of period	$23.18		$20.76		$22.70		$23.42		$19.62		$16.34

Income from investment operations:
Net investment income (loss)	0.13		0.21		0.45		0.26		0.20		0.19
Net realized and unrealized gain (loss) on investments	2.73		2.69		(1.04)		0.93		3.73		3.21

Total income (loss) from investment operations	2.86		2.90		(0.59)		1.19		3.93		3.40

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.06)		(0.12)		(0.24)		(0.18)		(0.13)		(0.12)
Distributions to shareholders from net realized gain	(1.19)		(0.36)		(1.10)		(1.73)		-		-
Tax return of capital [5]	-		-		(0.01)		-		-		-

Total distributions	(1.25)		(0.48)		(1.35)		(1.91)		(0.13)		(0.12)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$24.79		$23.18		$20.76		$22.70		$23.42		$19.62

Total return [2]	12.60%		14.07%		-2.47%		5.21%		20.07%		20.87%
Portfolio turnover	42%		85%		91%		103%		86%		97%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$726		$675		$656		$752		$699		$625
Ratio of expenses to average net assets	1.10%		1.14%		1.14%		1.16%		1.20%		1.24%	[4]
Ratio of gross expenses to average net assets	1.10%		1.14%		1.14%		1.16%		1.20%		1.24%
Ratio of net investment income (loss) to average net assets	1.12%		0.94%		2.06%		1.10%		0.80%		0.96%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.24% for the year ended July 31, 2013.

5 Based on average shares outstanding.

^ All per share amounts and net asset values have been adjusted as a result of the 1.9988601 for 1 share split on January 26, 2018 ( see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)^		Year Ended July 31,
			2017^		2016^		2015^		2014^		2013^
For a share outstanding for the period:
Net asset value, beginning of period	$33.41		$34.01		$48.90		$64.35		$54.93		$47.14

Income from investment operations:
Net investment income (loss)	1.84		0.32		1.53		0.56		1.16		1.02
Net realized and unrealized gain (loss) on investments	1.82		4.14		(3.19)		2.45		9.84		8.63

Total income (loss) from investment operations	3.66		4.46		(1.66)		3.01		11.00		9.65

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(1.24)		(1.72)		(3.02)		(2.41)		(1.58)		(1.86)
Distributions to shareholders from net realized gain	(11.04)		(3.34)		(10.21)		(16.05)		-		-
Tax return of capital [5]	-		-		(0.00)	[1]	-		-		-

Total distributions	(12.28)		(5.06)		(13.23)		(18.46)		(1.58)		(1.86)

Redemption fee proceeds	-		-		-		-		-		-

Net asset value, end of period	$24.79		$33.41		$34.01		$48.90		$64.35		$54.93

Total return [2]	12.65%		13.97%		-2.61%		5.19%		20.17%		20.88%
Portfolio turnover	42%		85%		91%		103%		86%		97%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$8		$8		$8		$11		$8		$5
Ratio of expenses to average net assets	1.12%	[3]	1.16%	[3]	1.18%	[3]	1.18%	[3]	1.18%	[3]	1.18%	[3,4]
Ratio of gross expenses to average net assets	1.44%		1.46%		1.41%		1.39%		1.54%		1.74%
Ratio of net investment income (loss) to average net assets	1.11%		0.92%		2.00%		1.06%		0.83%		1.02%

1 Amount represents less than 0.005 per share.

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.18% for the year ended July 31, 2013.

5 Based on average shares outstanding.

^ All per share amounts and net asset values have been adjusted as a result of the 0.2155310 for 1 reverse share split on January 26, 2018 (see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017		2016		2015		2014		2013
For a share outstanding for the period:
Net asset value, beginning of period	$24.46		$22.40		$25.95		$28.49		$23.94		$20.12

Income from investment operations:
Net investment income (loss)	0.15		0.31	[5]	0.55		0.40	[5]	0.32		0.29
Net realized and unrealized gain (loss) on investments	2.85		2.87		(1.20)		1.11		4.60		3.96

Total income (loss) from investment operations	3.00		3.18		(0.65)		1.51		4.92		4.25

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.29)		(0.40)		(0.70)		(0.59)		(0.37)		(0.43)
Distributions to shareholders from net realized gain	(2.38)		(0.72)		(2.20)		(3.46)		-		-
Tax return of capital [5]	-		-		(0.00)	[1]	-		-		-

Total distributions	(2.67)		(1.12)		(2.90)		(4.05)		(0.37)		(0.43)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$24.79		$24.46		$22.40		$25.95		$28.49		$23.94

Total return [2]	12.78%		14.51%		-2.14%		5.56%		20.59%		21.36%
Portfolio turnover	42%		85%		91%		103%		86%		97%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$151		$157		$205		$237		$260		$216
Ratio of expenses to average net assets	0.74%[3]		0.79%		0.80%	[3]	0.80%	[3]	0.80%	[3]	0.80%	[3,4]
Ratio of gross expenses to average net assets	0.76%		0.79%		0.81%		0.80%		0.81%		0.81%
Ratio of net investment income (loss) to average net assets	1.49%		1.31%		2.40%		1.47%		1.19%		1.41%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.80% for the year ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)^		Year Ended July 31,
			2017^		2016^		2015^		2014^		2013^
For a share outstanding for the period:
Net asset value, beginning of period	$37.86		$39.86		$60.43		$82.35		$70.33		$60.49

Income from investment operations:
Net investment income (loss)	10.43		0.51		3.15		0.96		6.43		(0.19)
Net realized and unrealized gain (loss) on investments	(6.34)		4.69		(5.08)		3.15		7.90		12.73

Total income (loss) from investment operations	4.09		5.20		(1.93)		4.11		14.33		12.54

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(1.86)		(2.57)		(4.50)		(3.79)		(2.31)		(2.70)
Distributions to shareholders from net realized gain	(15.30)		(4.63)		(14.14)		(22.24)		-		-
Tax return of capital [5]	-		-		(0.00)	[1]	-		-		-

Total distributions	(17.16)		(7.20)		(18.64)		(26.03)		(2.31)		(2.70)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$24.79		$37.86		$39.86		$60.43		$82.35		$70.33

Total return [2]	12.84%		14.20%		-2.22%		5.55%		20.52%		21.21%
Portfolio turnover	42%		85%		91%		103%		86%		97%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$22		$21		$44		$55		$49		$28
Ratio of expenses to average net assets	0.80%	[3]	0.83%	[3]	0.82%		0.85%		0.90%		0.90%	[4]
Ratio of gross expenses to average net assets	0.87%		0.85%		0.82%		0.85%		0.90%		0.90%
Ratio of net investment income (loss) to average net assets	1.43%		1.28%		2.39%		1.41%		1.07%		1.31%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor, of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.90% for the year ended July 31, 2013.

5 Based on average shares outstanding.

^ All per share amounts and net asset values have been adjusted as a result of the 0.1555580 for 1 reverse share split on January 26, 2018 ( see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017		2016		2015		2014		2013
For a share outstanding for the period:
Net asset value, beginning of period	$8.76		$7.38		$8.05		$8.26		$7.67		$5.98

Income from investment operations:
Net investment income (loss)	0.01		0.15		0.12		0.13		0.14		0.11
Net realized and unrealized gain (loss) on investments	0.90		1.35		(0.53)		0.20		0.85		1.64

Total income (loss) from investment operations	0.91		1.50		(0.41)		0.33		0.99		1.75

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.20)		(0.12)		(0.07)		(0.11)		(0.25)		(0.06)
Distributions to shareholders from net realized gain	-		-		(0.19)		(0.43)		(0.15)		-

Total distributions	0.20		(0.12)		(0.26)		(0.54)		(0.40)		(0.06)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$9.47		$8.76		$7.38		$8.05		$8.26		$7.67

Total return [2]	10.57%		20.61%		-5.12%		4.65%		13.15%		29.26%
Portfolio turnover	36%		73%		89%		88%		86%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$735		$595		$385		$320		$232		$160
Ratio of expenses to average net assets	1.42%		1.46%		1.52%		1.59%		1.60%	[3]	1.60%	[3,4]
Ratio of gross expenses to average net assets	1.42%		1.46%		1.52%		1.59%		1.62%		1.68%
Ratio of net investment income (loss) to average net assets	0.16%		2.06%		1.59%		1.32%		1.43%		1.70%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60% for the year ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017		2016		2015		2014		2013
For a share outstanding for the period:
Net asset value, beginning of period	$9.21		$7.76		$8.45		$8.64		$8.00		$6.24

Income from investment operations:
Net investment income (loss)	-		0.14		0.11		0.14		0.14		0.12
Net realized and unrealized gain (loss) on investments	0.96		1.43		(0.54)		0.21		0.90		1.71

Total income (loss) from investment operations	0.96		1.57		(0.43)		0.35		1.04		1.83

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.20)		(0.12)		(0.07)		(0.11)		(0.25)		(0.07)
Distributions to shareholders from net realized gain	-		-		(0.19)		(0.43)		(0.15)		-

Total distributions	(0.20)		(0.12)		(0.26)		(0.54)		(0.40)		(0.07)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	-

Net asset value, end of period	$9.97		$9.21		$7.76		$8.45		$8.64		$8.00

Total return [2]	10.96%		20.44%		-5.07%		4.71%		13.16%		29.30%
Portfolio turnover	36%		73%		89%		88%		86%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$96		$85		$55		$51		$29		$13
Ratio of expenses to average net assets	1.48%		1.52%		1.53%	[3]	1.57%	[3]	1.57%	[3]	1.57%	[3,4]
Ratio of gross expenses to average net assets	1.48%		1.53%		1.59%		1.68%		1.82%		2.13%
Ratio of net investment income (loss) to average net assets	0.11%		1.99%		1.47%		1.46%		1.51%		1.91%

1 Amount represents less than 0.005 per share.

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57% for the year ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31								For the Period November 30, 2012 (commencement of operations) through July 31, 2013
			2017		2016		2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$8.74		$7.39		$8.07		$8.28		$7.66		$6.59

Income from investment operations:
Net investment income (loss)	0.01		0.19		0.15		0.16		0.13		0.11
Net realized and unrealized gain (loss) on investments	0.93		1.32		(0.54)		0.21		0.89		1.04

Total income (loss) from investment operations	0.94		1.51		(0.39)		0.37		1.02		1.15

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.23)		(0.16)		(0.10)		(0.15)		(0.25)		(0.08)
Distributions to shareholders from net realized gain	-		-		(0.19)		(0.43)		(0.15)		-

Total distributions	(0.23)		(0.16)		(0.29)		(0.58)		(0.40)		(0.08)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	-

Net asset value, end of period	$9.45		$8.74		$7.39		$8.07		$8.28		$7.66

Total return [2]	10.53%		20.80%		-4.74%		5.24%		13.60%		17.50%
Portfolio turnover	36%		73%		89%		88%		86%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$552		$384		$167		$61		$39		$25
Ratio of expenses to average net assets	1.03%		1.07%		1.10%		1.15%	[3]	1.16%		1.25%	[3,4]
Ratio of gross expenses to average net assets	1.03%		1.07%		1.10%		1.15%		1.16%		1.25%
Ratio of net investment income (loss) to average net assets	0.51%		2.82%		2.22%		1.78%		1.82%		2.40%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.25% for the period ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust (formerly Domini Social Investment Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises three separate series: Domini Impact Equity Fund (formerly, Domini Social Equity Fund), Domini Impact International Equity Fund (formerly, Domini International Social Equity Fund), and Domini Impact Bond Fund (formerly Domini Social Bond Fund) (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 69 of this report. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Domini Impact International Equity Fund offers Investor shares, Class A shares and Institutional Shares. Class A and Institutional shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008 and November 30, 2012, respectively. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R and Institutional shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$95,210,719	$-	$-	$95,210,719
Consumer Staples	68,369,856	-	-	68,369,856
Energy	3,754,662	-	-	3,754,662
Financials	152,632,158	-	-	152,632,158
Health Care	130,315,972	-	-	130,315,972
Industrials	74,994,625	-	-	74,994,625
Information Technology	230,092,435	-	-	230,092,435
Materials	39,035,871	-	-	39,035,871
Real Estate	40,312,629	-	-	40,312,629
Telecommunication Services	36,188,251	-	-	36,188,251
Utilities	28,587,425	-	-	28,587,425

Total	$899,494,603	$-	$-	$899,494,603

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$-	$210,482,854	$-	$210,482,854
Consumer Staples	2,978,168	104,702,810	-	107,680,978
Energy	4,772,315	12,767,343	-	17,539,658
Financials	6,166,254	305,898,497	-	312,064,751
Health Care	-	94,845,991	-	94,845,991
Industrials	5,786,621	222,226,241	-	228,012,862
Information Technology	4,110,928	124,005,462	-	128,116,390
Materials	-	92,809,795	-	92,809,795
Real Estate	1,842,943	87,777,404	-	89,620,347
Telecommunication Services	-	69,858,595	-	69,858,595
Utilities	-	7,081,846	-	7,081,846

Total	$25,657,229	$1,332,456,838	$-	$1,358,114,067

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Domini Impact Equity Fund	Domini Impact International Equity Fund

Investments in Securities
Balance as of July 31, 2017	$-	$-
Realized Gain (loss)	-	-
Change in unrealized appreciation (depreciation)	2	727,215
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level Three	(2)	(727,215)

Balance as of January 31, 2018	$-	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2018:	$-	$-

For the Domini Impact Equity Fund transfers from Level 1 to Level 3 included securities valued at $10,414 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $10,416 because market values were readily available from a pricing agent for which fair value factors were previously applied.

For the Domini Impact International Equity Fund transfers from Level 1 to Level 3 included securities valued at $56,425,351 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $57,152,566 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Domini Social Equity Fund had no open foreign currency spot contracts and the Domini International Social Equity Fund had $32,927,484 outstanding as of January 31, 2018.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2018, tax years

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

2014 through 2017 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Impact Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.30% of the first $2 billion of net assets managed,
(prior to May 1, 2017)	0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

(effective May 1, 2017)	0.245% of the first $250 million of net assets managed,
0.24% of the next $250 million of net assets managed, and
0.235% of the next $500 million of net assets managed
0.23% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	1.00% of the first $250 million of net assets managed,
(prior to May 1, 2017)	0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

(effective May 1, 2017)	0.97% of the first $250 million of net assets managed,
0.92% of the next $250 million of net assets managed, and
0.855% of the next $500 million of net assets managed
0.83% of net assets managed in excess of $1 billion

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2017, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Equity Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.12% and 0.74% of the average daily net assets of the Class A and Institutional shares of the Fund, respectively. This agreement will continue until November 30, 2018, absent an earlier modification by the Board of Trustees which oversee the Funds. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Equity Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets of the Investor, Class A, Institutional, and Class R shares of the Equity Fund, respectively.

Effective November 30, 2017, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.51% of the average daily net assets of the Class A

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

shares of the International Fund. This agreement will continue until November 30, 2018, absent an earlier modification by the Board of Trustees which oversee the Funds. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.60%, 1.57%, and 1.27% of the average daily net assets of the Investor, Class A, and Institutional shares of the International Fund, respectively.

For the six months ended January 31, 2018, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact Equity Fund	$-	$26,283
Domini Impact International Equity Fund	-	-

Fees waived and/or expenses reimbursed under the Expense Limitation Agreement are only recoverable by Domini and/or its affiliates in the current fiscal year to the extent actual Fund expenses are less than the contractual expense cap during such year.

As of January 31, 2018, Domini owned less than 1% of any class of the outstanding shares of each Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months January 31, 2018, fees waived were as follows:

FEES WAIVED

Domini Impact Equity Fund Investor shares	$-
Domini Impact Equity Fund Class A shares	10,587
Domini Impact International Equity Fund Investor shares	-
Domini Impact International Equity Fund Class A shares	-

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

DSIL Investment Services, LLC, the Funds’ Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2018, DSIL received $1,816, and $10,604 from the Domini Impact Equity Fund Class A Shares, and the Domini Impact International Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Impact Equity Fund, and Domini Impact International Equity Fund and their shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months January 31, 2018, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $14,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,500 for attendance at each meeting of the Board of the Trust (reduced to $625 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2018, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

3. INVESTMENT TRANSACTIONS

For the six months January 31, 2018, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$361,389,053	$416,892,710
Domini Impact International Equity Fund	612,917,462	421,628,812

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	327,671	$15,392,887	689,761	$30,311,165
Shares issued in reinvestment of dividends and distributions	719,304	34,102,214	321,526	14,002,465
Shares redeemed	(990,618)	(45,933,466)	(2,255,487)	(98,661,333)
Redemption fees	-	-	-	1,588
Share increase from 1.9988601 for 1 share split	14,659,938	-	-	-

Net increase (decrease)	14,716,295	$3,561,635	(1,244,200)	$(54,346,115)

Class A Shares
Shares sold	45,046	$299,150	106,625	$764,838
Shares issued in reinvestment of dividends and distributions	543,580	2,777,692	172,689	1,175,431
Shares redeemed	(224,152)	(1,480,856)	(258,159)	(1,847,749)
Redemption fees	-	-	-	-
Share decrease from 0.2155310 for 1 reverse share split	(1,212,001)	-	-	-

Net increase (decrease)	(847,527)	$1,595,986	21,155	$92,520

Institutional Shares
Shares sold	207,761	$5,195,498	578,405	$13,512,200
Shares issued in reinvestment of dividends and distributions	621,650	14,739,317	359,815	8,260,329
Shares redeemed	(1,150,898)	(28,980,709)	(3,646,470)	(84,938,591)
Redemption fees	-	-	-	3,273

Net increase (decrease)	(321,487)	$(9,045,894)	(2,708,250)	$(63,162,789)

Class R Shares
Shares sold	131,761	$751,011	456,316	$2,707,451
Shares issued in reinvestment of dividends and distributions	2,434,332	8,982,687	1,324,218	7,379,218
Shares redeemed	(376,109)	(2,081,723)	(5,337,591)	(31,199,067)
Redemption fees	-	6	-	536
Share decrease from 0.1555580 for 1 reverse share split	(4,865,777)	-	-	-

Net increase (decrease)	(2,675,793)	$7,651,981	(3,557,057)	$(21,111,862)

Total
Shares sold	712,239	$21,638,546	1,831,107	$47,295,654
Shares issued in reinvestment of dividends and distributions	4,318,866	60,601,910	2,178,248	30,817,443
Shares redeemed	(2,741,777)	(78,476,754)	(11,497,707)	(216,646,740)
Redemption fees	-	6	-	5,397
Share increase from share split	8,582,160	-	-	-

Net increase (decrease)	10,871,488	$3,763,708	(7,488,352)	$(138,528,246)

DOMINI IMPACT EQUITY FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

As approved by the Board of Trustees, the Domini Impact Equity Fund Investor Shares effected a 1.9988601 for 1 share split and the Domini Impact Equity Fund Class A Shares and Domini Impact Equity Fund R Shares effected a 0.2155310 for 1 and 0.1555580 for 1 reverse share split, respectively on January 26, 2018. The net asset value of each share class increased or decreased proportionately at that time.

	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	19,654,968	$177,034,125	27,855,309	$221,158,105
Shares issued in reinvestment of dividends and distributions	1,254,292	11,087,942	743,730	5,610,587
Shares redeemed	(11,273,302)	(100,765,435)	(12,795,171)	(98,997,807)
Redemption fees	-	5,516	-	9,524

Net increase (decrease)	9,635,958	$87,362,148	15,803,868	$127,780,409

Class A Shares
Shares sold	1,866,401	$17,689,630	3,805,913	$31,187,717
Shares issued in reinvestment of dividends and distributions	199,906	1,861,126	115,359	912,573
Shares redeemed	(1,687,195)	(16,401,998)	(1,753,052)	(14,333,930)
Redemption fees	-	1,441	-	1,059

Net increase (decrease)	379,112	$3,150,199	2,168,220	$17,767,419

Institutional Shares
Shares sold	16,249,300	$145,594,494	26,497,994	$215,503,658
Shares issued in reinvestment of dividends and distributions	711,440	6,274,905	287,709	2,185,044
Shares redeemed	(2,479,524)	(22,257,615)	(5,435,327)	(42,234,019)
Redemption fees	-	144	-	6,086

Net increase (decrease)	14,481,216	$129,611,928	21,350,376	$175,460,769

Total
Shares sold	37,770,669	$340,318,249	58,159,216	$467,849,480
Shares issued in reinvestment of dividends and distributions	2,165,638	19,223,973	1,146,798	8,708,204
Shares redeemed	(15,440,021)	(139,425,048)	(19,983,550)	(155,565,756)
Redemption fees	-	7,101	-	16,669

Net increase (decrease)	24,496,286	$220,124,275	39,322,464	$321,008,597

DOMINI IMPACT EQUITY FUND

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

5. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2017, is as follows:

	Domini Impact Equity Fund	Domini Impact International Equity Fund
Undistributed ordinary income	$-	$24,540,361
Capital losses, other losses and other temporary differences	35,182,143	(10,949,447)
Unrealized appreciation/(depreciation)	136,190,711	126,552,660

Distributable net earnings/(deficit)	$171,372,854	$140,143,574

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities is primarily due to differences in book and tax policies. For the year ended July 31, 2017, the Funds made the following reclassifications to the components of net assets to align financial reporting with tax reporting:

	Domini Impact Equity Fund	Domini Impact International Equity Fund
Paid-in capital	$(5,603,908)	$(340,162)
Undistributed net investment income (loss)	705,567	1,378,857
Accumulated net realized gain (loss)	4,898,341	(1,038,695)

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. Under recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period. As of July 31, 2017, the Domini Impact Equity Fund and the Domini Impact International Equity Fund have accumulated capital loss carryforwards of $0 and $10,949,447, respectively.

However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of July 31, 2017, the Domini Impact International Equity Fund had expired unused capital loss carryforwards of $170,081.

DOMINI IMPACT EQUITY FUND

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,
	2017	2016	2017	2016
Ordinary income	$8,566,436	$24,441,067	$12,118,962	$7,042,460
Long-term capital gain	23,410,947	64,119,401	-	10,984,484
Return of Capital	-	198,278	-	-

Total	$31,977,383	$88,758,746	$12,118,962	$18,026,944

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018 (Unaudited)

ASSETS:
Investments at value (cost $175,413,497)	$174,460,022
Cash	1,234,753
Foreign currency (cost $499,369)	501,724
Receivable for securities sold	10,828,008
Interest receivable	947,098
Colleratal on certain derivative contracts	434,806
Cash held at other banks (cost $117,409)	117,409
Receivable for capital shares	322,850
Receivable for variation margin swaps	681,490
Unrealized appreciation on OTC swap contracts	193,448
Receivable for variation margin futures	98,812
Premium paid for OTC swap contracts	1,780

Total assets	189,822,200

LIABILITIES:
Payable for securities purchased	31,535,020
TBA sale commitments, at market value	2,842,349
Payable for capital shares	266,954
Premium received swap contracts	196,476
Interest payable	77,920
Colleratal on certain derivative contracts	180,000
Cash due to broker (cost $459,218)	460,816
Management fee payable	74,448
Distribution fee payable	72,408
Other accrued expenses	52,036
Dividend payable	17,130
Unrealized depreciation on forward currency contracts	95,417

Total liabilities	35,870,974

NET ASSETS	$153,951,226

NET ASSETS CONSIST OF:
Paid-in capital	$154,702,940
Undistributed net investment loss	(93,800)
Accumulated net realized loss	(580,610)
Net unrealized depreciation	(77,304)

$153,951,226

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$146,904,784

Outstanding shares of beneficial interest	13,231,354

Net asset value and offering price per share*	$11.10

Institutional Shares
Net assets	$7,046,442

Outstanding shares of beneficial interest	636,427

Net asset value and offering price per share*	$11.07

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2018

INCOME:
Interest income	$2,456,481

EXPENSES:
Management fee	246,607
Administrative fee	191,719
Distribution fees – Investor shares	183,537
Transfer agent fees – Investor shares	84,559
Transfer agent fees – Institutional shares	112
Accounting and custody fees	68,180
Professional fees	20,508
Registration – Investor shares	9,547
Registration – Institutional shares	15,702
Miscellaneous	24,817
Shareholding servicing fees – Investor shares	6,666
Shareholding servicing fees – Institutional shares	10
Shareholder communications	8,678
Trustees fees	3,656

Total expenses	864,298
Fees waived and expense reimbursed	(203,669)

Net expenses	660,629

NET INVESTMENT INCOME	1,795,852

REALIZED AND UNREALIZED GAINS (LOSSES) NET REALIZED GAIN/(LOSS) FROM:
Investments	194,186
Swap contracts	(581,288)
Futures contracts	125,751
Foreign currency	(14,752)

Net realized gain (loss)	(276,103)
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments, futures and swap contracts	(1,863,912)
Translation of assets and liabilities in foreign currencies	(39,432)

Net change in unrealized appreciation (depreciation)	(1,903,344)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,179,447)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(383,595)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,795,852	$3,047,376
Net realized gain (loss) on investments	(276,103)	174,072
Net change in unrealized appreciation (depreciation) on investments	(1,903,344)	(3,665,563)

Net Increase (Decrease) in Net Assets Resulting from Operations	(383,595)	(444,115)

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income:
Investor shares	(1,676,645)	(2,931,223)
Institutional shares	(84,737)	(106,025)
Distributions to shareholders from net realized gain:
Investor shares	(85,947)	(667,809)
Institutional shares	(4,073)	(20,200)
Tax return of capital distribution:
Investor shares	-	(41,581)
Institutional shares	-	(1,893)

Net Decrease in Net Assets from Distributions and Dividends	(1,851,402)	(3,768,731)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,050,219	34,139,779
Net asset value of shares issued in reinvestment of distributions and dividends	1,751,820	3,542,027
Payment for shares redeemed	(13,709,610)	(31,823,837)
Redemption fee	755	5,342

Net Increase in Net Assets from Capital Share Transactions	7,093,184	5,863,311

Total Increase (Decrease) in Net Assets	4,858,187	1,650,465
NET ASSETS:
Beginning of period	$149,093,039	$147,442,574

End of period	$153,951,226	$149,093,039

Undistributed net investment income (loss)	$(93,800)	$(128,270)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017		2016		2015		2014		2013
For a share outstanding for the period:
Net asset value, beginning of period	$11.26		$11.60		$11.16		$11.24		$11.15		$11.64

Income from investment operations:
Net investment income (loss)	0.13		0.23		0.24		0.17		0.16		0.16
Net realized and unrealized gain (loss) on investments	(0.15)		(0.29)		0.50		(0.07)		0.13		(0.38)

Total income (loss) from investment operations	(0.02)		(0.06)		0.74		0.10		0.29		(0.22)

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.13)		(0.23)		(0.24)		(0.17)		(0.16)		(0.16)
Distributions to shareholders from net realized gain	(0.01)		(0.05)		(0.06)		(0.01)		(0.04)		(0.11)
Tax return of capital [5]	-		(0.00)	[1]	-		-		-		-

Total distributions	(0.14)		(0.28)		(0.30)		(0.18)		(0.20)		(0.27)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$11.10		$11.26		$11.60		$11.16		$11.24		$11.15

Total return [2]	-0.31%		-0.32%		6.73%		0.89%		2.59%		-2.01%
Portfolio turnover	170%		386%		297%		348%		120%		129%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$147		$143		$144		$129		$126		$130
Ratio of expenses to average net assets	0.87%	[3]	0.93%	[3]	0.93%	[3]	0.95%	[3]	0.95%	[3]	0.95%	[3,4]
Ratio of gross expenses to average net assets	1.12%		1.16%		1.19%		1.24%		1.24%		1.24%
Ratio of net investment income to average net assets	2.33%		2.06%		2.13%		1.52%		1.42%		1.35%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.95% for the year ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2018 (Unaudited)		For the Year Ended July 31,
			2017		2016		2015		2014		2013
For a share outstanding for the period:
Net asset value, beginning of period	$11.23		$11.57		$11.14		$11.23		$11.15		$11.64

Income from investment operations:
Net investment income (loss)	0.15		0.27		0.27		0.20		0.19		0.19
Net realized and unrealized gain (loss) on investments	(0.15)		(0.29)		0.49		(0.09)		0.12		(0.38)

Total income (loss) from investment operations	0.00		(0.02)		0.76		0.11		0.31		(0.19)

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.15)		(0.27)		(0.27)		(0.20)		(0.19)		(0.19)
Distributions to shareholders from net realized gain	(0.01)		(0.05)		(0.06)		(0.01)		(0.04)		(0.11)
Tax return of capital [5]	-		(0.00)	[1]	-		-		-		-

Total distributions	(0.16)		(0.32)		(0.33)		(0.21)		(0.23)		(0.30)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.01		-		-

Net asset value, end of period	$11.07		$11.23		$11.57		$11.14		$11.23		$11.15

Total return [2]	-0.07%		-0.13%		6.96%		1.10%		2.80%		-1.72%
Portfolio turnover	170%		386%		297%		348%		120%		129%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$7		$6		$3		$2		$4		$3
Ratio of expenses to average net assets	0.57%	[3]	0.62%	[3]	0.63%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3,4]
Ratio of gross expenses to average net assets	1.23%		1.02%		1.22%		1.07%		1.02%		0.97%
Ratio of net investment income to average net assets	2.63%		2.38%		2.46%		1.79%		1.73%		1.54%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.65% for the year ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (formerly Domini Social Bond Fund) (the “Fund”) is a series of the Domini Investment Trust (formerly Domini Social Investment Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data,

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees. The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investments in Securities:
Mortgage Backed Securities	$-	$87,228,035	$-	$87,228,035
Corporate Bonds and Notes	-	38,161,933	-	38,161,933
Municipal Bonds	-	16,337,768	-	16,337,768
U.S. Government Agencies	-	15,271,714	-	15,271,714
Senior Floating Rate Interests	-	8,920,413		8,920,413
Foreign Government & Agency Securities	-	1,851,021	-	1,851,021
Asset Backed Securities	-	1,451,285	-	1,415,285
Certificates of Deposit	-	494,441	-	494,441

Total Long-Term Securities	-	169,716,610	-	169,716,610

Short Term Investments in Securities:
U.S. Government Agencies	-	4,743,412	-	4,743,412

Total Short-Term Securities	-	4,743,412	-	4,743,412

Total Investment in Securities	-	174,460,022	-	174,460,022

Other Financial Instruments:
OTC Swap Contracts	-	193,448	-	193,448
Variation Margin Swap Contracts	-	681,490	-	681,490
Variation Margin Futures	-	98,812	-	98,812

Total Other Financial Instruments	-	973,750	-	973,750

Liabilities:
Other Financial Instruments:
TBA Forward Sale Commitments	-	2,842,349	-	2,842,349
Forward Currency Contracts	-	95,417	-	95,417

Total Other Financial Instruments	$-	$2,937,766	$-	$2,937,766

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2017	$159,360
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(8,999)
Purchases	-
Sales	-
Transfers in and/or out of level three	(150,361)

Balance as of January 31, 2018	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2018	$-

Transfers from Level 2 to Level 3 included securities valued at $2,599,792 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $2,750,153 because market values were readily available from a pricing agent for which fair value factors were previously applied. The Level 3 security was valued using a pricing vendor other than the Fund’s primary pricing vendor.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There are no foreign currency contracts outstanding at January 31, 2018.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchase or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. There are no purchased option contracts outstanding at January 31, 2018.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2018 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2018 are listed in the Fund’s Portfolio of Investments.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2018, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. OTC and centrally cleared credit default swap contracts

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

outstanding at January 31, 2018 are listed in the Fund’s Portfolio of Investments.

(L) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

(M) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(N) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(O) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(P) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(Q) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Impact Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate below of the Fund’s average daily net assets before any fee waivers:

(prior to May 1, 2017)	0.40% of the first $500 million of net assets managed,
0.38% of the next $500 million of net assets managed, and
0.35% of net assets managed in excess of $1 billion

(effective May 1, 2017)	0.33% of the first $50 million of net assets managed,
0.32% of the next $50 million of net assets managed, and
0.315% of net assets managed in excess of $100 million

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2017, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Bond Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 0.87% and 0.57% of the average daily net assets of the Investor and Institutional shares of the Bond Fund, respectively. This agreement will continue until November 30, 2018, absent an earlier modification by the Board of Trustees which oversee the Funds. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Bond Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 0.95% and 0.65% of the average daily net assets of the Investor and Institutional shares of the Bond Fund, respectively. For the six months ended January 31, 2018, Domini reimbursed expenses totaling $141,733.

Fees waived and/or expenses reimbursed under the Expense Limitation Agreement are only recoverable by Domini and/or its affiliates in the current fiscal year to the extent actual Fund expenses are less than the contractual expense cap during such year.

As of January 31, 2018, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a submanagement agreement with Domini. Prior to January 7, 2015, Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth LLC (formerly known as RidgeWorth Capital Management, Inc.), and its predecessors, provided investment submanagement services to the Fund.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2018, fees waived by the Investor shares totaled $61,926.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2018, Domini waived fees as follows:

FEES WAIVED

Domini Impact Bond Fund Investor shares	$-
Domini Impact Bond Fund Institutional shares	10

(E) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $14,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,500 for attendance at each meeting of the Board of the Trust (reduced to $625 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2018, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2018, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$290,983,998	$291,209,704
Investments in Securities	11,746,254	13,517,062

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	1,510,519	$17,008,709	2,631,798	$29,586,950
Shares issued in reinvestment of dividends and distributions	151,196	1,699,585	307,843	3,452,693
Shares redeemed	(1,090,030)	(12,267,048)	(2,715,791)	(30,544,065)
Redemption fees	-	499	-	5,008

Net increase (decrease)	571,685	$6,441,745	223,850	$2,500,586

Institutional Shares
Shares sold	182,021	$2,041,510	405,346	$4,552,829
Shares issued in reinvestment of dividends and distributions	4,660	52,235	7,977	89,334
Shares redeemed	(128,428)	(1,442,562)	(113,635)	(1,279,772)
Redemption fees	-	256	-	334

Net increase (decrease)	58,253	$651,439	299,688	$3,362,725

Total
Shares sold	1,692,540	$19,050,219	3,037,144	$34,139,779
Shares issued in reinvestment of dividends and distributions	155,856	1,751,820	315,820	3,542,027
Shares redeemed	(1,218,458)	(13,709,610)	(2,829,426)	(31,823,837)
Redemption fees	-	755	-	5,342

Net increase (decrease)	629,938	$7,093,184	523,538	$5,863,311

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

5. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2018, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation Margin Swaps / Unrealized appreciation on OTC swap contracts / Net assets consist of - net unrealized appreciation	$1,149,563	Variation Margin Swaps / Net assets consist of - net unrealized depreciation	$287,146

Credit contracts	Variation Margin Swaps / Net assets consist of - net unrealized appreciation (depreciation)	13,735	Variation Margin Swaps / Net assets consist of - net unrealized appreciation (depreciation)	1,214

Forward currency contracts	Unrealized appreciation on forward currency contracts / Net assets consist of - net unrealized appreciation	-	Unrealized depreciation on forward currency contracts / Net assets consist of - net unrealized depreciation	95,417

Future contracts	Receivable for variation margin futures / Net assets consist of - net unrealized appreciation	98,812	Payable for variation margin futures / Net assets consist of - net unrealized depreciation	-

Total		$1,262,110		$383,777

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

For the six months January 31, 2018, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	$(600,197)	$608,991

Credit contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	18,909	32,937

Foreign exchange contracts	Net realized gain (loss) from foreign currency/ Net change in unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies	(14,752)	(16,363)

Futures contracts	Net realized gain (loss) from futures contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	125,751	56,350

Total		$(470,289)	$681,915

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

6. OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The following table summarizes any derivatives, at the end of the reporting period, that are subject to a master netting agreement or similar agreement. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to the master netting agreements in the Statement of Assets and Liabilities.

	Credit Suisse International	Deutsche Bank AG	Morgan Stanley	Total

Assets:
Cash held at other banks	$117,409	$-	$-	$117,409
Unrealized appreciation on OTC swaps contracts*	-	193,448	-	193,448
Receivable for variation margin swaps	-	-	969,850	969,850

Total Assets	$117,409	$193,448	$969,850	$1,280,707

Liabilities:
Cash due to broker	80,151	-	380,665	460,816
Payable for variation margin swaps	-	-	288,360	288,360

Total Liabilities	$80,151	$-	$669,025	$749,176

Total Derivative Net Assets	$37,258	$193,448	$300,825	$531,531

Total collateral received (pledged)	-	(180,000)	434,806	254,806

Net Amount	$37,258	$13,448	$735,631	$786,337

* Excludes premiums if any. Included in unrealized appreciation/depreciation on OTC swap contracts on the Statement of Assets and Liabilities.

7. SUMMARY OF DERIVATIVE ACTIVITY

For the six months ended January 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	47
Forward currency contracts (contract amount)	$2,199,226
OTC interest rate swap contracts (notional)	$7,423,000
Centrally cleared interest rate swap contracts (notional)	$34,152,000
Centrally cleared credit default contracts (notional)	$4,407,500

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

8. FEDERAL TAX STATUS

The tax basis of the components of net assets at July 31, 2017 is as follows:

Undistributed ordinary income	$-
Capital losses, other losses and other temporary differences	(331,013)
Unrealized appreciation (depreciation)	1,814,296

Distributable net earnings (deficit)	$1,483,283

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to differences in book and tax policies.

For the year ended July 31, 2017, the Fund reclassified $29,470 from undistributed net investment income to accumulated net realized gain (loss) and $43,474 from paid in capital to accumulated net realized gain (loss) to align financial reporting and tax reporting.

During the period November 1, 2016 through July 31, 2017, the Domini Impact Bond Fund had net realized capital losses of $103,926 and ordinary losses of $184,094. These losses are deferred and will be recognized on August 1, 2017, for tax purposes.

Under recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended
	2017	2016
Ordinary income	$3,496,189	$3,172,492
Long-term capital gain	229,068	387,829
Return of capital	43,474	-

Total	$3,768,731	$3,560,321

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018 (Unaudited)

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/domini-funds/proxy-voting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Impact Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

180 Maiden Lane, Suite 1302

New York, NY 10038-4925

Investment Submanager:

Domini Impact Equity Fund

Domini Impact International Equity Fund

Domini Impact Bond Fund

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Domini

facebook.com/dominifunds

twitter.com/dominifunds

Domini Impact International Equity Fund SM
Investor Shares: CUSIP 257132704 | DOMIX
Class A Shares: CUSIP 257132886 | DOMAX
Institutional Shares: CUSIP 257132811 | DOMOX

MIX
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,. Domini Funds P.O. Box 9785 | Providence, RI 02940 1-800-582-6757 | www.domini.com facebook.com/dominifunds twitter.com/dominifunds Domini Impact Equity Fund SM Investor Shares: CUSIP 257132100 | DSEFX Class A Shares: CUSIP 257132860 | DSEPX Institutional Shares: CUSIP 257132852 | DIEQX Class R Shares: CUSIP 257132308 | DSFRX Domini Impact International Equity FundSM Investor Shares: CUSIP 257132704 | DOMIX Domini Impact Bond FundSM Investor Shares: CUSIP 257132209 | DSBFX Institutional Shares: CUSIP 257132829 | DSBIX Printed on elemental chlorine free paper from well-managed forests, containing 10% post-consumer waste. Presorted Standard U.S.Postage PAID Lancaster, PA Permit No.1793

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina M. Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date: April 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 9, 2018

By:	/s/ Christina M. Povall
Christina M. Povall
Treasurer (Principal Financial Officer)

Date: April 9, 2018